UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Private Client Services FundsSM Annual Report For the year ended October 31, 2016

An active approach
can help to navigate
volatile economic
and political
crosscurrents.

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group Global Equity FundSM

Capital Group International Equity FundSM

Capital Group U.S. Equity FundSM

capitalgrouppcsfunds.com

Capital Group Private Client Services Funds

Letter to investors

October 31, 2016 (unaudited)

Fellow investors:

Global equities advanced modestly in the 12-month period ended October 31, 2016, as stocks overcame several bruising but short-lived sell-offs driven by economic concerns and political upheaval. The U.S. market moved higher as the economy continued its slow but steady upward trajectory. Employment gains were accompanied by improved consumer spending, higher wages, manageable household debt and low gas prices. The hard-hit energy sector began to stabilize as rising household formation bolstered the housing market. The positive forces were counter-balanced by lackluster business spending, export weakness caused by the strong dollar and the specter of a Federal Reserve interest rate hike. Foreign stocks declined as an uptick in commodities prices and attractive valuations were offset by concerns about China’s slowing economy, Europe’s sputtering growth and the United Kingdom’s unexpected decision to withdraw from the European Union. Central banks in Europe and Japan had only moderate success in deploying monetary policy to jump-start their economies.

Fixed-income markets in the U.S. moved higher as economic uncertainty was aggravated by rising political tension in the U.S. and abroad. Yields declined for much of the period and fell to an all-time low in early July. From there, interest rates began to rise as the Chinese economy appeared to stabilize and European economic data was better than expected in the immediate aftermath of the Brexit vote.

Equity Commentary

Over the past 12 months, the Capital Group U.S. Equity Fund rose 4.58%, topping the 4.51% gain in the S&P 500 index. The Capital Group International Equity Fund fell 1.20%, but outpaced its benchmark, the MSCI EAFE Index, which declined 3.23%. The Capital Group Global Equity Fund climbed 1.04%, trailing the 1.18% advance in its benchmark, the MSCI World Index.

Capital Group U.S. Equity Fund

The fund benefited from ongoing improvement in the U.S. economy, particularly a willingness among investors to take on risk as the period drew to a close. Technology stocks propelled both the market and the fund, as companies with proprietary technologies and promising growth prospects came into favor. Among the contributors to results were Broadcom and Texas Instruments. The latter reported strong results with double-digit improvement in free cash flow. An underweight position in Apple, which declined modestly during the period, also contributed to results compared with the benchmark.

One promising area is sensors, which have become common in products such as automobiles, household appliances and industrial machinery. Sensors can detect whether a car has veered into another lane or gotten too close to the vehicle in front of it. As they become more sophisticated, sensors also have a range of applications in manufacturing.

The fund also benefited from holdings in the financial sector, particularly among companies that are relatively insulated from interest-rate pressures. Iron Mountain was helped by the successful completion of a merger, coupled with a compelling dividend yield. Marsh & McLennan benefited from being a stable and defensive business with an attractive yield in an uncertain market.

There was strong performance in other sectors, driven partially by mergers. Among industrial stocks, Waste Connections was the top contributor to the fund as the company raised its dividend by double digits and agreed to merge with Progressive Waste Solutions. In the energy sector, Columbia Pipeline Group received

Private Client Services Funds	1

Capital Group Private Client Services Funds

Letter to investors

October 31, 2016 (unaudited) (continued)

a takeover bid from rival TransCanada. Among consumer discretionary companies, Newell Brands finalized its merger with Jarden and released detailed plans for growth.

On the downside, the fund was negatively impacted by weakness in the health care industry. Following a multi-year surge, the sector experienced a broad sell-off partially due to the threat of increased drug price regulation amid heightened political attention. Of the top 10 detractors from results, seven were health care companies. Express Scripts was affected by the debate around pricing in the prescription benefits management business. AmerisourceBergen also felt the impact of the drug pricing controversy. Gilead Sciences grappled with heightened competition and pricing headwinds. Incyte reported disappointing results in one of its drug trials.

Despite the weakness in health care stocks, the sector remains attractive. Over the past year, holdings have been adjusted to focus on companies offering promising research and reasonable valuations. As populations age throughout the world, there will be increased demand for a range of drugs and medical treatments that boost health in a cost-effective manner.

Capital Group International Equity Fund

The slowing of China’s economy, limited efficacy of stimulus efforts in Europe and Japan, and surprise Brexit vote all took a toll on foreign markets. Although economic activity in the eurozone surpassed its pre-financial-crisis level, the region continued to be plagued by tepid growth and chronically low inflation. International shares rallied toward the end of the period as investors were lured by attractive valuations and the thus-far benign impact of Brexit.

Several detractors within the fund were affected by China’s slowing economy — both within the country, such as China Everbright, and elsewhere in the world, such as luxury-goods maker Compagnie Financiére Richemont. In addition to the pressures weighing on all global banks, Lloyds Banking Group felt the impact of the Brexit vote, specifically weakness in the British pound and fears of a possible economic slowdown in the U.K.

Novo Nordisk was hurt by a variety of factors, including reduced earnings guidance, increased spending for a new-product launch and the retirement of its chief executive. Liberty Global suffered from investor disappointment at both the lack of progress in the Vodafone merger and the lack of significant asset sales.

The fund was helped by strong results from information technology, with three of the top five contributors in that sector. The fund also benefited from Danish biotechnology company Genmab, which received earlier-than-expected approval for its drug to treat multiple myeloma. The fund also got a boost from Deutsche Wohnen, which benefited from a strong rental market in Berlin and its successful defense against an unwanted takeover bid.

Capital Group Global Equity Fund

The fund benefited significantly from the global rally in technology, with three top contributors — Keyence, Taiwan Semiconductor Manufacturing and Broadcom — coming from that sector. Financial stocks, particularly those not directly exposed to interest rates, also boosted the fund. Deutsche Wohnen and CME Group were among the top contributors. Energy stocks, including Chevron and Enbridge, also helped returns as oil prices began to stabilize.

2	Private Client Services Funds

Capital Group Private Client Services Funds

Letter to investors

October 31, 2016 (unaudited) (continued)

On the downside, health care stocks declined sharply as broad weakness in the sector was aggravated by setbacks at specific companies. Novo Nordisk was clipped by reduced earnings guidance, increased spending for a new-product launch and the retirement of its chief executive. Incyte reported disappointing results in one of its drug trials.

Consumer discretionary stocks also weighed on the fund because of the uncertain footing of the global economy. Clothing retailer Marks and Spencer detracted from results, as did Royal Caribbean Cruises. After several years of impressive growth, cruise lines weakened as investors worried about international terrorism and the risk of further slowing in China.

Fixed-Income Commentary

Global economic concerns caused interest rates to decline through much of the period. The Capital Group Core Bond, Core Municipal, Short-Term Municipal, California Core Municipal and California Short-Term Municipal bond funds all surpassed their respective benchmarks.

Bond yields began to rise toward the end of the period, in part because of expectations that the Federal Reserve would soon raise rates. With rock-bottom interest rates throughout the world failing to stoke growth, there were increasing expectations that political leaders might supplement central bank actions with government spending.

Capital Group Core Bond Fund

The Core Bond fund had a total return of 3.03%, outpacing the 2.69% return of its benchmark. The fund had an underweight position in U.S. Treasuries and a slight overweight in investment-grade corporate bonds. It was also overweight asset-backed securities, whose repayment streams are tied to credit cards, auto loans and mortgages. Beyond that, energy-related securities have helped to boost yields without adding undue risk.

Capital Group Core Municipal Fund and Capital Group Short-Term Municipal Fund

The Core Municipal fund had a total return of 1.97%, compared with 2.01% for its benchmark. The fund invests in a range of high-quality revenue bonds, which are issued to finance public-related services such as roads, bridges, airports and schools. Nearly one-quarter of the fund’s assets were in transportation bonds, almost 20% were in government securities, and slightly more than 17% were in health care issues.

The Short-Term Municipal fund rose 1.06%, beating the 0.86% return of its benchmark. More than 22% of the fund’s assets were in transportation-related bonds. Nearly 15% were in housing-related securities, and an additional 16% were in government holdings.

Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund

The California Core Municipal fund rose 2.68%, exceeding the 1.75% return of its benchmark. Hospitals have been an attractive sector, in part because the financial conditions and investment opportunities differ greatly from one medical center to the next.

The California Short-Term Municipal fund had a total return of 0.63%, trailing the 0.71% return of its benchmark. The fund had more than 42% of its assets in government securities. Almost 16% were in utilities bonds, and nearly 14% were in education-related holdings.

Private Client Services Funds	3

Capital Group Private Client Services Funds

Letter to investors

October 31, 2016 (unaudited) (continued)

Volatility in fixed income may intensify as the Federal Reserve moves toward an expected rate hike. That may cause turbulence in some areas of the bond market, potentially creating opportunities to enhance yield. Regardless of the direction of rates, bonds are designed to provide stability in periods when equity prices can gyrate. During such times, fixed income can help to smooth out the inevitable fluctuations in the financial markets.

Sincerely yours,

John S. Armour
President

William L. Robbins

Principal Investment Officer and Equity Portfolio Manager

John R. Queen

Senior Vice President and Fixed-Income Portfolio Manager

4	Private Client Services Funds

Capital Group Core Municipal Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	5

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - 95.0%	Principal amount (000)	Value (000)
Municipals - 94.9%
Alabama - 2.0%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,562
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	118
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,022
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	4,000	4,406
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	161
		8,269

Alaska - 0.4%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	395	406
Alaska Intl. Airports System, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2024	1,000	1,239
		1,645

Arizona - 2.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.48%, 2048[1]	3,100	3,155
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2024	300	367
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,061
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2018	795	816
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,177
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	134
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,079
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	174
5.00%, 2021	1,000	1,048
		11,011

Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 2.18%, 2044[1]	600	595
		595

California - 13.1%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 2021	990	1,022
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	100	101
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.53%, 2045	2,200	2,198
1.53%, 2047	1,500	1,499
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.33%, 2047[1]	1,000	1,000
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2026	300	368
5.00%, 2028	315	375
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	750	840
5.00%, 2020	1,000	1,130
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	1,800	2,059

6	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.91%, 2047[1]	$1,000	$1,001
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	485	580
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.40%, 2020	1,250	1,251
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,172
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.83%, 2037[1]	1,000	1,005
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	759
Center Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 0.00%, 2026[2]	475	373
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,034
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 2017	100	102
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	601
4.00%, 2017	1,215	1,246
5.00%, 2023	900	1,099
City of Long Beach CA Harbor Rev., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	685	855
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[2]	500	411
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2020	900	1,031
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,193
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[2]	1,000	812
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,132
Golden State Tobacco Securitization Corp., Rev. Ref. Bonds, Series A:
5.00%, 2019	1,170	1,287
5.00%, 2020	750	850
5.00%, 2021	1,000	1,167
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	595
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	1,003
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	875	1,071
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	214
5.00%, 2026	825	1,031
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 2021	100	118
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	792
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	800	962
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.01%, 2027[1]	1,350	1,349
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds:[2]
0.00%, 2023	1,470	1,308
0.00%, 2024	565	488
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 1.197%, 2019[1]	100	99
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,442
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	565

Private Client Services Funds	7

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
California - continued
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	$250	$285
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	900	1,122
5.00%, 2025	500	631
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	200	201
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	669
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,825	2,266
South San Francisco Unified School Dist., G.O. Series C, 0.00%, 2024[2]	750	645
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	500	506
5.00%, 2020	1,500	1,691
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100):
5.00%, 2020	520	576
5.25%, 2021	100	111
Stockton Public Fin. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2023	375	459
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,197
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 2024	200	219
Ukiah Unified School Dist., G.O. School Imps. Prop. Tax Bonds (NATL-RE Insured), 0.00%, 2023[2]	2,260	1,990
		53,158

Colorado - 3.5%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	224
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 2017	300	301
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	587
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,903
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2024	1,825	2,158
5.00%, 2026	2,000	2,334
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 2017[1]	115	115
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2017	2,000	2,014
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	645	766
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 2.38%, 2039[1]	475	476
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	735	748
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,315
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,063
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	171
		14,175

Connecticut - 0.3%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	340	358

8	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Connecticut - continued
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	$895	$964
		1,322

District of Columbia - 0.2%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2024	700	877
		877

Florida - 8.3%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	574
5.00%, 2022	500	587
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.25%, 2017	2,100	2,155
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,649
5.00%, 2020	1,100	1,243
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	165
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 2018	1,000	1,073
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	108
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,112
City of Tallahassee, Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	1,000	1,222
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,086
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	585
5.00%, 2022	1,300	1,554
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,184
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2022	1,000	1,161
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	310	323
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	475	503
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	285	301
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	683
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,562
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	300	325
5.00%, 2022	400	433
5.00%, 2023	300	325
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2021	1,750	2,037
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	653
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B, 5.00%, 2023	225	245
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B (Pre-refunded with U.S. Treasury Obligations 04/01/19 @ 100), 5.00%, 2023	175	192
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 2017	1,000	1,039
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	359
Seminole Tribe of Florida, Inc., Public Imps. Misc. Rev. Bonds, Series A, 5.50%, 2024[3]	1,000	1,034
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,870
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Local Housing Rev. Ref. Bonds, Series A-1:[3]
5.00%, 2019	1,000	1,067

Private Client Services Funds	9

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Florida - continued
5.00%, 2021	$785	$872
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	464
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	477
5.00%, 2028	1,000	1,178
Winter Garden Village at Fowler Groves Comm. Dev. Dist., Special Assessment Ref. Bonds, 3.00%, 2024	1,350	1,348
		33,748

Georgia - 1.9%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	300	320
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	1,640	1,781
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	223
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,385	1,461
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	425
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.93%, 2025[1]	800	800
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,116
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 2021	500	576
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,113
		7,815

Guam - 0.4%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,414
		1,414

Hawaii - 0.5%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	1,250	1,401
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	700	797
		2,198

Idaho - 0.6%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	1,000	1,127
5.00%, 2022	1,000	1,179
		2,306

Illinois - 8.9%
Chicago O’Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	287
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 2017	1,675	1,684
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,120
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	576
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 2021	1,000	1,077
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	213
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,017

10	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Illinois - continued
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	$930	$996
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	1,009
5.00%, 2027	590	709
5.00%, 2027	600	706
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	585
5.00%, 2027	250	301
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,095
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	1,665	1,918
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,677
Illinois Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2025	125	152
5.00%, 2026	120	147
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.63%, 2050[1]	2,000	1,977
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,208
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	574
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,690
Metropolitan Pier & Exposition Auth., Public Imps. Sales Tax Rev. Bonds, Series A (NATL-RE Insured), 0.00%, 2031[2]	1,000	531
Metropolitan Pier & Exposition Auth., Sales Tax Rev. Ref. Bonds, Series B (St. Approp Insured), 5.00%, 2028	1,000	1,096
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,265
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,276
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 2020	1,610	1,856
State of Illinois, G.O. Misc. Rev. Ref. Bonds, 5.00%, 2026	2,500	2,763
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 2021	2,000	2,188
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 2017	300	307
5.00%, 2021	375	409
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,500	1,697
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	31
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	73
		36,210

Indiana - 0.9%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	503
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	540
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	111
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,353
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2021	1,050	1,233
		3,740

Private Client Services Funds	11

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued

Iowa - 0.2%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	$661	$630
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	333
		963

Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	537
		537

Kentucky - 1.6%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,828
Kentucky Econ. Dev. Fin. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 09/01/16 @ 100), 0.70%, 2031[1]	500	500
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	305	321
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 2017	3,575	3,669
		6,318

Louisiana - 1.9%
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2027	185	189
Louisiana Public Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations 05/15/2017 @ 100), 5.25%, 2027	65	67
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,759
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,202
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,189
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2025	195	195
5.50%, 2028	1,000	1,062
5.50%, 2029	1,000	1,090
		7,753

Maine - 0.2%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	684
		684

Maryland - 0.5%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	1,000	1,137
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	620	673
		1,810

Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.18%, 2038[1]	1,975	1,975
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	112
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,270	1,350

12	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Massachusetts - continued
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	$1,025	$1,080
		4,517

Michigan - 4.2%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.167%, 2032[1]	1,500	1,356
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	17	17
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,519
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,351
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	1,500	1,850
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2021	700	774
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,215
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,595	1,700
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,326
State of Michigan, Rev. Ref. Bonds, 5.00%, 2024	2,000	2,436
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	1,000
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,565
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	700	701
		16,810

Minnesota - 1.0%
Minneapolis-Saint Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	350	353
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	320	333
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 2042	696	697
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	345	358
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 3.50%, 2046	1,980	2,108
		3,849

Missouri - 1.4%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	35	35
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.50%, 2041	2,700	2,889
3.75%, 2038	280	298
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	109
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,783
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	510
5.00%, 2025	185	221
		5,845

Private Client Services Funds	13

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued

Nebraska - 1.1%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	$1,000	$1,104
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.50%, 2046	2,335	2,489
4.00%, 2044	410	434
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	180	181
3.00%, 2043	280	287
		4,495

Nevada - 2.1%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,026
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	2,705	3,309
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,102
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,212
		8,649

New Hampshire - 0.2%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	643
		643

New Jersey - 4.6%
Camden County Imp. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2034	590	661
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,129
5.00%, 2021	200	231
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,093
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,355
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.53%, 2017[1]	1,025	1,025
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	1,340	1,649
5.00%, 2026	1,400	1,725
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,475
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.31%, 2024[1]	2,050	2,056
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.31%, 2024[1]	1,150	1,153
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,374
5.00%, 2021	2,000	2,227
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	576
		18,729

New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,028

14	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
New Mexico - continued
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.492%, 2028[1]	$35	$35
		2,063

New York - 5.4%
Brooklyn Arena Loc. Dev. Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	210	246
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	482
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2017	2,000	2,065
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.18%, 2025[1]	1,000	1,000
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 2017	100	101
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.63%, 2020[1]	2,000	2,024
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.21%, 2039[1]	2,000	1,998
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,448
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Sub-Series G-3 (Mandatory Put 10/31/16 @ 100), 1.053%, 2031[1]	500	500
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	2,000	2,024
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	325
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	109
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,038
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,745
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[3]	439	455
Southold Local Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	233
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,000	2,150
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,850	1,896
		21,839

North Carolina - 1.1%
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 2023	400	455
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	184
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,648
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 2025	1,900	2,348
		4,635

North Dakota - 0.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	350	363
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series D, 3.50%, 2046	1,000	1,067
		1,430

Ohio - 3.6%
City of Cleveland, Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 2017	1,250	1,259
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (AGC Insured), 5.00%, 2017	475	478
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,154

Private Client Services Funds	15

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Ohio - continued
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	$1,000	$1,070
5.00%, 2019	2,000	2,206
5.00%, 2020	1,030	1,165
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	475
5.00%, 2027	1,425	1,669
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	225
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,220	1,409
5.00%, 2027	300	362
5.00%, 2028	585	700
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 2018	1,000	1,021
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 2017	1,500	1,558
		14,751

Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	215
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.43%, 2023[1]	1,380	1,378
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	909
		2,502

Oregon - 1.4%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,511
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	703
Oregon State Lottery, Misc. Rev. Ref. Bonds, Series C (Moral Obligation Insured), 5.00%, 2023	725	885
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	975	1,059
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,220	1,328
		5,486

Pennsylvania - 3.1%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	469
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	359
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	471
Montgomery County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2025	800	924
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2017	1,500	1,540
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,029
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 1.31%, 2018[1]	1,500	1,498
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.61%, 2021[1]	950	947
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,243
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2023	1,500	1,730
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	224

16	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Pennsylvania - continued
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	$2,000	$2,023
		12,457

Puerto Rico - 0.4%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 2018	500	453
5.00%, 2017	500	506
5.00%, 2019	710	727
		1,686

Rhode Island - 0.6%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,127
5.00%, 2022	500	588
5.00%, 2023	500	598
		2,313

South Carolina - 2.1%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2018	1,025	1,090
5.00%, 2020	500	572
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,255
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	1,860	2,018
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	515	544
South Carolina State Public Service Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2021	1,000	1,176
		8,655

South Dakota - 0.5%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	1,985	2,133
		2,133

Tennessee - 1.2%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	109
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/17 @ 100), 1.23%, 2038[1]	715	714
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 04/01/17 @ 100), 1.23%, 2038[1]	685	685
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	590	623
4.00%, 2045	935	1,004
4.50%, 2037	540	575
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	850	918

Private Client Services Funds	17

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Tennessee - continued
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	$275	$286
		4,914

Texas - 5.0%
Central Texas Turnpike System, Highway Tolls Rev. Bonds, Series A (AMBAC Insured), 0.00%, 2028[2]	1,000	703
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	282
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.38%, 2034[1]	1,400	1,400
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,622
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,064
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,052
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.01%, 2033[1]	3,150	3,141
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2023	100	100
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,030
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2020	1,000	1,144
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	500	501
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	464
5.00%, 2018	275	297
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	139
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.89%, 2031[1]	175	175
Harris County, Highway Tolls Rev. Ref. Bonds, 5.00%, 2025	800	1,004
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	446
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.908%, 2036[1]	750	754
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	360
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,011
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	16
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	90
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	106
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,089
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,333
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	182
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	193
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 2022	600	619
		20,317

18	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Municipals - continued
Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	$850	$904
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	208
		1,112

Washington - 1.9%
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (NATL Insured), 5.00%, 2020	100	101
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Imps. Rev. Ref. Bonds (Pre- refunded with U.S. Treasury Obligations 01/01/17 @ 100) (NATL Insured), 5.00%, 2020	55	55
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	109
Skagit County Public Hospital Dist. No. 1, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2026	2,000	2,155
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 2020	2,000	2,276
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	1,100	1,254
5.00%, 2026	500	588
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	935
		7,473

West Virginia - 0.9%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,513
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,004
		3,517

Wisconsin - 1.4%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,228
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	354
Public Fin. Auth., Tax Increment Allocation Econ. Imps. Rev. Bonds, 0.00%, 2027[2]	1,500	979
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
4.20%, 2018	100	106
5.00%, 2024	525	653
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,247
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	910
		5,477

Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	1,720	1,781
		1,781

Total municipals		384,626

Private Client Services Funds	19

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - 0.1%
Electric - 0.1%
Southern California Edison Co., 1.125%, 2017	$455	$456
		456

Total corporate bonds & notes		456
Total bonds & notes (cost: $376,332,000)		385,082

Short-term securities - 5.7%
California Edu. Facs. Auth. Rev., 0.30%, November 03, 2016[1]	5,000	5,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.52%, January 01, 2036[1]	3,000	3,000
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.59%, January 01, 2033[1]	620	620
Lower Neches Valley Auth. Ind. Dev. Corp., Ind. Rev. Ref. Bonds, Series A, 0.47%, November 01, 2029[1]	2,000	2,000
Massachusetts States of Health & Edu. Facs. Auth. Rev., 0.72%, November 04, 2016[1]	2,000	2,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.48%, November 01, 2035[1]	3,000	3,000
Montgomery County of Maryland:[1]
0.85%, December 21, 2016	2,000	2,000
0.86%, December 21, 2016	1,000	1,000
New York City, Water Util. Imps. Rev. Bonds, 0.52%, June 15, 2032[1]	3,000	3,000
Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.47%, November 15, 2052[1]	1,000	1,000
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 1.06%, April 01, 2033[1]	600	600

Total short-term securities (cost: $23,220,000)		23,220
Total investment securities (cost: $399,552,000)		408,302
Other assets less liabilities		(2,912)

Net assets		$405,390

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate market value of these securities amounted to $3,428,000, representing 0.85% of net assets.

20	Private Client Services Funds

Capital Group Core Municipal Fund

Schedule of investments

October 31, 2016

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
COLL	=	Collateral
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHA	=	Federal Housing Administration
FHL	=	Federal Home Loan
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
GTY	=	Guaranty
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
St.	=	State
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities
Withhldg.	=	Withholding

See Notes to Financial Statements

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - 87.2%	Principal amount (000)	Value (000)
Alabama - 1.9%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$3,050	$3,359
		3,359

Arizona - 0.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	346
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.00%, 2017	250	257
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	569
		1,172

California - 11.6%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.53%, 2045[1]	1,500	1,499
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	625	628
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 2022	500	572
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	507
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	298
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2021	640	690
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,130
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,111
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.91%, 2038[1]	1,150	1,149
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series G, 4.00%, 2016	600	602
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,149
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2018	400	419
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	217
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2019	1,000	1,100
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	480
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds, (AGM Insured), 5.00%, 2022	720	862
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	686
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2020	500	572
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	443
Menlo Park Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2020	335	383
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2022	350	403
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 5.00%, 2022	750	902
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	159
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	725	854
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.25%, 2035[1]	650	651
State of California Dept. of Water Ress. Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	227
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 2018	1,000	1,058

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	$400	$411
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds:
3.00%, 2017	275	280
5.00%, 2021	250	292
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	250	295
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	375	464
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2021	150	169
		20,662

Colorado - 0.4%
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 2018	525	547
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	150	166
		713

Connecticut - 2.3%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	390	418
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series C-1, 4.00%, 2044	625	676
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	1,030	1,078
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	300	323
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1, 3.50%, 2045	660	698
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	998
		4,191

Delaware - 0.1%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	267
		267

Florida - 3.3%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	2,100	2,309
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	611
City of Lakeland Dept. of Electric Utils., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	350	412
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	265	278
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	155	164
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 2017	300	308
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	771
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	574
Tampa Bay Water, Water Rev. Ref. Bonds, Series A, 5.00%, 2017	450	467
		5,894

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Georgia - 3.5%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	$250	$259
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	103
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,116
Gainesville & Hall County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 02/18/20 @ 100), 1.58%, 2035[1]	400	402
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	505	533
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	195	206
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	1,155	1,269
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series A (Mandatory Put 07/01/17 @ 100), 0.93%, 2025[1]	1,300	1,299
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds, Series B (Mandatory Put 07/01/17 @ 100), 0.91%, 2025[1]	1,000	999
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	126
		6,312

Guam - 0.3%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	600	604
		604

Hawaii - 0.0%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	73
		73

Illinois - 7.0%
City of Chicago, Sewer Imps. Rev. Bonds:
3.00%, 2017	325	326
5.00%, 2018	200	208
5.00%, 2022	1,010	1,147
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	559
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,105
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	314
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,283
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,118
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	119
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2024	130	157
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.63%, 2050[1]	1,000	988
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2020	500	574
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,566
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	692
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 2017	725	742
Univ. of Illinois, College & Univ. Rev. Certs. of Part. Ref. Bonds, Series A, 4.00%, 2019	1,000	1,072
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	517
		12,487

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Indiana - 1.9%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	$200	$201
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,250	1,473
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A:
3.00%, 2020	210	224
5.00%, 2018	500	533
5.00%, 2022	540	648
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	228
		3,307

Kentucky - 1.4%
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	100	105
Kentucky State Prop. & Building Commission., Lease Rev. Ref. Bonds, Series B, 5.00%, 2022	2,000	2,372
		2,477

Louisiana - 0.7%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	625	645
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	601
		1,246

Maine - 0.4%
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2018	625	668
		668

Maryland - 0.3%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00%, 2022	400	464
		464

Massachusetts - 2.9%
Commonwealth of Massachusetts, G.O. Public Imps. Prop. Tax Bonds, Series D-2 (Mandatory Put 08/01/17 @ 100), 0.93%, 2043[1]	1,750	1,749
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.18%, 2038[1]	1,290	1,290
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	850	918
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 183, 3.50%, 2046	1,000	1,063
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	200	211
		5,231

Michigan - 3.7%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,053
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2023	925	1,114
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	774
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S. Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	915	975
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, Series SE (Mandatory Put 09/01/21 @ 100), 1.45%, 2029[1]	325	321
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,124

26	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Michigan - continued
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	$300	$324
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	300	345
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2016	550	551
		6,606

Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	165	171
		171

Missouri - 1.2%
City of Saint Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2017	330	339
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,400	1,498
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	310	324
		2,161

Nebraska - 1.9%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,104
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	320	328
3.50%, 2046	400	427
4.00%, 2044	840	890
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	155	156
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	395	401
		3,306

Nevada - 0.4%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2017	750	771
		771

New Jersey - 3.6%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	589
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	808
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	237
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	550	634
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.31%, 2024[1]	500	501
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.31%, 2024[1]	500	501
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	552
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	750	793

Private Client Services Funds	27

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
New Jersey - continued
5.00%, 2019	$1,500	$1,619
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	225	247
		6,481

New Mexico - 1.2%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,014
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,015
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.492%, 2028[1]	35	35
		2,064

New York - 7.0%
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2021	525	606
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.18%, 2025[1]	2,000	2,000
City of New York, Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 2016	15	15
City of New York, Transitional Fin. Auth., Public Imps. Rev. Bonds, 5.00%, 2019	750	839
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.53%, 2018[1]	650	653
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.21%, 2039[1]	2,600	2,597
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Sub-Series G-3 (Mandatory Put 10/31/16 @ 100), 1.053%, 2031[1]	1,000	1,000
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	502
New York City, Water Rev. Ref. Bonds, 0.65%, 2038[1]	1,525	1,525
New York State Dormitory Auth., Income Tax Econ. Dev. & Housing Rev. Ref. Bonds, Series A, 5.00%, 2016	1,000	1,006
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	300	329
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	324	337
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	1,000	1,075
		12,484

North Carolina - 0.3%
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	449
		449

North Dakota - 1.4%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
3.75%, 2042	155	161
4.00%, 2038	1,520	1,621
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	645	700
		2,482

Ohio - 2.7%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (AGC Insured), 5.00%, 2017	750	755
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	230
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	469

28	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Ohio - continued
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	$315	$334
State of Ohio, Public Imps. Misc. Rev. Bonds, Series 2016-1, 5.00%, 2022	2,500	3,015
		4,803

Oklahoma - 0.4%
Grand River Dam Auth., Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2022	500	595
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	163
		758

Oregon - 3.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,007
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.63%, 2022[1]	2,300	2,300
State of Oregon, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 2.00%, 2017	2,000	2,018
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,220	1,328
		6,653

Pennsylvania - 1.4%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	258
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,725
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2019	500	542
		2,525

Puerto Rico - 0.3%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	356
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	253
		609

Rhode Island - 1.1%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,061
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	875	927
		1,988

South Carolina - 0.9%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	735	798
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	310	327
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	481
		1,606

South Dakota - 0.4%
South Dakota Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	250	293

Private Client Services Funds	29

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
South Dakota – continued
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	$365	$392
		685

Tennessee - 2.3%
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/17 @ 100), 1.23%, 2038[1]	360	360
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs., College & Univ. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations 04/01/17 @ 100), 1.23%, 2038[1]	340	340
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	310	327
4.00%, 2045	800	852
4.00%, 2045	1,855	1,992
4.50%, 2037	285	304
		4,175

Texas - 6.9%
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	622
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.38%, 2034[1]	600	600
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,064
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,052
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	500	506
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.01%, 2033[1]	1,650	1,645
County of Harris, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	400	470
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 2016	100	100
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2018	200	216
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2019	500	556
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 2016	350	351
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.89%, 2031[1]	175	175
Houston Higher Edu. Finance Corp., Charter Sch. Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	479
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 0.908%, 2036[1]	650	653
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	606
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	444
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 1.01%, 2041[1]	1,000	995
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	525
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	185	197
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	621
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.98%, 2032[1]	500	500
		12,377

30	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	$485	$524
		524

Virginia - 1.6%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	250	284
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds:
5.00%, 2019	600	668
5.00%, 2020	1,000	1,130
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	763
		2,845

Washington - 3.5%
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series A, 3.00%, 2017	300	301
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,608
5.00%, 2019	900	996
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.63%, 2035[1]	2,000	1,990
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	1,000	1,168
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	215	225
		6,288

West Virginia - 1.0%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 1.16%, 2041[1]	1,750	1,747
		1,747

Wisconsin - 0.8%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	353
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,075
		1,428

Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	660	684
		684

Total bonds & notes (cost: $155,150,000)		155,797

Short-term securities - 12.1%
California Edu. Facs. Auth. Rev., 0.30%, November 03, 2016[1]	5,000	5,000
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.52%, January 01, 2036[1]	2,000	2,000
Lower Neches Valley Auth. Ind. Dev. Corp., Ind. Rev. Ref. Bonds, Series A, 0.47%, November 01, 2029[1]	2,000	2,000
Massachusetts States of Health & Edu. Facs. Auth. Rev., 0.72%, November 04, 2016[1]	2,000	2,000

Private Client Services Funds	31

Capital Group Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Short-term securities - continued	Principal amount (000)	Value (000)
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.50%, December 01, 2030[1]	$1,000	$1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.52%, December 01, 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series G, 0.48%, November 01, 2035[1]	2,000	2,000
Montgomery County of Maryland:[1]
0.86%, December 21, 2016	1,000	1,000
0.85%, December 21, 2016	3,000	3,000
New York City, Water Rev. Ref. Bonds, VRDN, 0.48%, June 15, 2050[1]	2,500	2,500

Total short-term securities (cost: $21,500,000)		21,500
Total investment securities (cost: $176,650,000)		177,297
Other assets less liabilities		1,297

Net assets		$178,594

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate market value of this security amounted to $337,000, representing 0.19% of net assets.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
Certs. of Part.	=	Certificates of Participation
COLL	=	Collateral
Comm.	=	Community
Corp.	=	Corporation
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Edu.	=	Education
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FHA	=	Federal Housing Administration
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
Fndg.	=	Funding
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
Govt.	=	Government
GTD	=	Guaranteed
HUD	=	Housing and Urban Development
Imp.	=	Improvement
Imps.	=	Improvements
Ind.	=	Industrial
Ln.	=	Loan
Lns.	=	Loans
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
No.	=	Number
Prop.	=	Property
PSF	=	Permanent School Fund
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility
Utils.	=	Utilities

See Notes to Financial Statements

32	Private Client Services Funds

Capital Group California Core Municipal Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - 93.7%	Principal amount (000)	Value (000)
California - 90.7%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,116
5.00%, 2020	715	805
5.00%, 2021	495	569
5.00%, 2022	1,000	1,171
5.00%, 2023	500	593
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	1,230	1,328
5.25%, 2020	765	823
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	438
5.00%, 2020	550	620
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	620
5.00%, 2022	225	232
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	454
5.00%, 2024	400	490
5.00%, 2025	515	625
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,179
5.00%, 2022	975	1,175
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	939
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	540
5.00%, 2025	425	502
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 2017	575	583
Anaheim Public Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.00%, 2017	300	306
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.73%, 2045[1]	4,200	4,241
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.53%, 2045[1]	2,800	2,798
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[1]	1,675	1,678
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	653
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.23%, 2034[1]	1,000	996
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	612
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,258
5.00%, 2021	550	622
5.00%, 2021	700	824
5.50%, 2029	300	336
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	131
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2020	165	190
5.00%, 2025	1,000	1,246
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.00%, 2021	560	630
4.00%, 2022	500	559
4.50%, 2017	335	347
5.00%, 2021	535	620
5.00%, 2024	100	109
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2018	$1,100	$1,180
5.00%, 2025	400	494
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	275	296
5.00%, 2022	770	831
5.00%, 2024	150	176
5.00%, 2025	375	436
5.00%, 2026	300	377
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,521
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	107
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,131
5.00%, 2022	175	209
5.00%, 2023	135	163
5.00%, 2025	130	161
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	587
5.00%, 2020	675	760
5.00%, 2020	500	577
5.00%, 2021	350	416
5.00%, 2023	1,000	1,211
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	434
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,943
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	286
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2029	740	919
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.91%, 2047[1]	1,000	1,001
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.91%, 2038[1]	1,500	1,499
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 1.83%, 2037[1]	1,000	1,005
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	107
4.50%, 2026	100	107
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	105
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	356
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	547
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 2023	465	494
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	154
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 1.13%, 2045[1]	1,425	1,419
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	500	598
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,056
5.00%, 2025	500	620
California Muni., Fin., Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,163
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	797
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	212

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2018	$1,000	$1,063
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	100	106
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 2017	100	102
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	239
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	85
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	142
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,329
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 4.50%, 2016	510	512
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity), 4.50%, 2016	15	15
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	75
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	213
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,424
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	955
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	600	726
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2018	750	812
5.00%, 2023	250	311
5.00%, 2025	1,500	1,918
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	500	575
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,092
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	109
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	658
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 2.10%, 2019	2,000	2,001
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	701
3.00%, 2021	600	601
5.00%, 2025	300	377
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	600	657
5.00%, 2019	1,000	1,116
5.00%, 2021	1,000	1,149
5.00%, 2023	1,100	1,306
5.00%, 2024	300	350
5.00%, 2025	750	937
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	600
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 2021	1,100	1,277
5.00%, 2026	650	824
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	242
Capistrano Unified School Dist. School Facs. Imp. Dist. No. 1, G.O. School Imps. Prop. Tax Bonds, Series B (AGM Insured), 0.00%, 2025[2]	1,000	782
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,901
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	903

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	$260	$322
Center Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 0.00%, 2026[2]	350	275
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,120
5.00%, 2024	600	633
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	572
5.00%, 2022	450	540
5.00%, 2025	665	815
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	485	558
5.00%, 2022	1,355	1,586
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,545
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2027	630	785
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	335
3.15%, 2021	570	607
3.55%, 2023	350	377
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	640
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 2019	1,230	1,264
3.00%, 2020	1,250	1,322
3.25%, 2022	700	762
3.375%, 2023	850	922
4.00%, 2018	500	526
4.00%, 2022	400	453
5.00%, 2021	500	585
5.00%, 2028	500	586
City of Irvine, Special Assessment Ref. Bonds, 5.00%, 2023	1,455	1,776
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	299
5.00%, 2020	400	445
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	114
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2024	500	624
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,348
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,465
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	738
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[2]	500	411
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	972
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	562
5.00%, 2023	450	543
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (NATL-RE Insured), 5.00%, 2021	180	184
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/17 @ 100) (NATL-RE Insured), 5.00%, 2021	95	97
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,551
5.00%, 2024	860	1,013

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
County of San Diego, Health Care Facs. Rev. Ref. Bonds:
4.00%, 2023	$625	$723
5.00%, 2022	200	241
Eastern Municipal Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	614
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	646
5.00%, 2027	500	606
5.00%, 2030	1,000	1,188
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	719
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	882
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	1,700	2,044
5.00%, 2026	1,000	1,222
Fillmore Redev. Agcy. Successr Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2024	1,000	1,235
5.00%, 2025	1,095	1,368
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,100	2,152
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	481
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	508
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[2]	1,500	1,218
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured), 0.00%, 2024[2]	2,000	1,702
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	426
5.00%, 2020	1,200	1,358
5.00%, 2021	1,200	1,392
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	311
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	713
5.00%, 2028	720	841
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	595
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	104
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	22
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	87
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	809
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 2017	100	102
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	605
5.00%, 2029	710	842
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,942
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	541
5.00%, 2019	200	222
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,355
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	722

38	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2025	$770	$952
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	860
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	833
5.00%, 2021	500	589
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	15	16
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	91
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	678
5.00%, 2023	700	841
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2020	2,685	3,073
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,428
5.00%, 2024	1,000	1,239
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,104
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,447
Los Angeles County, G.O. General Fund Public Imps. Bonds, 3.00%, 2017	3,000	3,046
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	219
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	940
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	796
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2021	1,000	1,178
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,106
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,409
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,143
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	111
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,031
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[2]	1,500	1,255
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,309
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	600
5.00%, 2028	250	303
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.01%, 2027[1]	500	500
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	750	908
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2017	400	412
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds:[2]
0.00%, 2024	565	488
0.00%, 2028	625	452
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	424
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	464
5.00%, 2020	375	426
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	125	136
5.00%, 2024	2,000	2,414
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	587
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	1,050	1,209

Private Client Services Funds	39

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California – continued
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	$1,000	$1,120
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2017	200	206
5.00%, 2019	200	221
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	536
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	250	301
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A:
5.00%, 2029	500	609
5.00%, 2030	500	605
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	663
5.00%, 2024	1,000	1,205
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	425
4.00%, 2021	1,485	1,672
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	875
5.00%, 2021	375	436
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	874
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2025	1,200	1,501
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 2029	500	609
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A ( AGC Insured), 0.00%, 2028[2]	1,000	691
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,203
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
3.375%, 2017	500	511
3.75%, 2018	770	801
4.00%, 2022	440	494
5.00%, 2020	595	670
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	1,001
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	599
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,128
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	888
5.00%, 2025	750	922
5.00%, 2026	600	731
5.00%, 2028	800	960
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 4.00%, 2025	1,815	2,153
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	851
5.00%, 2032	240	287
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	470
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,317
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	611
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	463
5.00%, 2021	1,040	1,217
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	1,000	1,177

40	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	$350	$434
5.00%, 2026	400	490
Sacramento City Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2028	500	600
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2025	1,190	1,477
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	491
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured):
5.00%, 2025	585	735
5.00%, 2028	250	305
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	615	695
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	828
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,073
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	274
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	907
5.00%, 2020	700	794
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	587
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	746
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	110
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	105
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2024	500	623
5.00%, 2025	500	631
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	911
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	110
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,263
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	440
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	330
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	273
5.00%, 2018	275	295
5.25%, 2019	290	324
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	365
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	535
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	901
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,272
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	560
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 2018	400	401
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	824
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,221
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
4.00%, 2022	$650	$746
5.00%, 2020	500	571
5.00%, 2022	500	601
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	223
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	882
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	285	308
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A, 5.00%, 2025	200	250
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,832
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	365
5.00%, 2024	530	640
5.00%, 2025	375	447
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,120
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 2028	590	646
5.00%, 2025	1,110	1,348
5.00%, 2027	460	553
Seal Beach Community Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	157
3.00%, 2024	145	151
3.00%, 2025	365	377
3.00%, 2026	150	153
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	294
5.00%, 2023	500	612
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,165
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.96%, 2017[1]	1,725	1,720
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	214
5.00%, 2020	1,550	1,772
5.00%, 2023	800	913
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	550
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	374
5.00%, 2021	750	883
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,108
5.00%, 2020	245	280
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	108
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	925	992
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.25%, 2035[1]	1,475	1,476
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	112
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2017	1,500	1,517
5.00%, 2017	2,165	2,197
5.00%, 2019	2,000	2,183

42	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
5.00%, 2019	$600	$659
5.00%, 2020	2,700	3,044
5.00%, 2020	1,000	1,150
5.00%, 2024	800	983
5.25%, 2020	650	731
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,136
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.08%, 2033[1]	2,900	2,892
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	107
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	1,000	1,073
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,181
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	880
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	245
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	481
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,091
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	669
5.00%, 2030	545	652
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,631
5.25%, 2024	100	109
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	525
5.00%, 2020	610	686
5.00%, 2022	700	810
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2025	500	611
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	994
Ukiah Unified School Dist., G.O. School Imps. Prop. Tax Bonds (NATL-RE Insured), 0.00%, 2023[2]	1,830	1,611
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2023	375	462
5.00%, 2025	335	423
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	570
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured):
4.00%, 2021	250	281
4.00%, 2023	600	692
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured):
4.00%, 2024	575	670
4.00%, 2026	270	318
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
4.00%, 2025	400	469
5.00%, 2022	340	407
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	720
5.00%, 2032	1,200	1,424
		304,744

Private Client Services Funds	43

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	$100	$104
		104

Guam - 0.8%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	350	401
5.00%, 2022	710	828
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,297
		2,526

Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	110
		110

Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	113
		113

Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 3.75%, 2038	320	341
		341

Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.63%, 2022[1]	1,000	1,000
		1,000

Puerto Rico - 1.0%
Puerto Rico Highways & Trans. Auth., Sales Tax Rev. Ref. Bonds, Series AA-1 (AGM Insured), 4.95%, 2026	1,405	1,466
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2017	500	505
5.00%, 2019	500	512
5.00%, 2021	1,000	1,037
		3,520

Texas - 0.3%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 1.38%, 2034[1]	1,100	1,100
		1,100

44	Private Client Services Funds

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
U. S. Virgin Islands - 0.5%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	$1,400	$1,512
		1,512

Total bonds & notes (cost: $304,431,000)		315,070

Short-term securities - 4.9%
California Educ. Facs. Auth. Rev., 0.89%, January 05, 2017[1]	3,000	3,000
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.45%, May 15, 2024[1]	2,000	2,000
Los Angeles Dept. of Water & Power Rev. Bonds, 0.90%, January 09, 2017[1]	1,000	1,000
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-2, 0.45%, July 01, 2035[1]	1,000	1,000
Manteca Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 0.50%, October 01, 2042[1]	2,420	2,420
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2, 0.50%, July 01, 2037[1]	1,000	1,000
State of California G.O., 0.84%, January 11, 2017[1]	3,000	3,000
Univ. of California, College & Univ. Rev. Ref. Bonds, Series AL-2, 0.62%, May 15, 2048[1]	3,000	3,000

Total short-term securities (cost: $16,420,000)		16,420
Total investment securities (cost: $320,851,000)		331,490
Other assets less liabilities		4,679

Net assets		$336,169

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Private Client Services Funds	45

Capital Group California Core Municipal Fund

Schedule of investments
October 31, 2016

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
AMBAC	=	American Municipal Bond Assurance Corporation
Approp.	=	Appropriation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
CIFG	=	CDC IXIS Financial Guaranty
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Intl.	=	International
Loc.	=	Local
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Rec.	=	Recreational
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

46	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	47

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - 94.6%	Principal amount (000)	Value (000)
California - 91.8%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	$250	$265
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	567
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 2018	500	522
Anaheim Public Fncg. Auth., Recreational Fac. Imps. Lease Rev. Bonds (AGM Insured), 0.00%, 2022[1]	1,000	893
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[2]
1.53%, 2045	500	500
1.53%, 2047	250	250
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 2045[2]	750	751
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.33%, 2047[2]	800	800
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[2]	600	603
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 2018	250	261
5.00%, 2017	400	407
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[2]	500	507
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.23%, 2034[2]	250	249
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.33%, 2034[2]	250	249
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	775
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	531
5.00%, 2020	750	864
5.00%, 2022	500	604
California Educ. Fac. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2017	200	203
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2017	100	101
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 2016	400	400
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	421
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2017	510	527
5.00%, 2018	500	537
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	244
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2022	330	374
5.00%, 2022	300	366
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	441
5.00%, 2019	500	544
5.00%, 2019	200	223
5.00%, 2020	150	170
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70%, 2033[2]	510	510
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	208
4.00%, 2019	500	534
4.00%, 2020	625	678
5.00%, 2018	500	540
5.00%, 2019	525	587
5.00%, 2019	300	336

48	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[2]	$500	$520
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[2]	500	572
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	235	275
5.00%, 2022	265	318
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 0.91%, 2047[2]	500	501
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.91%, 2038[2]	1,750	1,748
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 2017	200	204
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	500	531
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	160	174
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 2017	275	286
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	269
5.00%, 2020	700	795
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	446
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 2019	400	428
5.00%, 2018	400	423
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 2017	210	217
4.00%, 2019	500	543
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 2017	475	495
5.00%, 2018	400	433
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 2029[2]	600	613
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.), 2.50%, 2020	1,100	1,101
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	174
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,388
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	313
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	749
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	562
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2017	500	517
5.00%, 2018	125	134
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds:
5.00%, 2018	1,745	1,865
5.00%, 2019	380	421
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A, 5.00%, 2018	500	540
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2023	450	538
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine California, Special Assessment Ref. Bonds:

Private Client Services Funds	49

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
4.00%, 2018	$500	$527
4.00%, 2019	300	324
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	236
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,487
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	250	275
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	534
Concord Redv. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2018	600	632
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	475
5.00%, 2020	545	621
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	738
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	450	525
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	500	537
5.00%, 2019	950	1,057
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	429
5.00%, 2020	500	565
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	652
5.00%, 2020	500	574
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	532
5.00%, 2019	500	550
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[1]	1,100	1,047
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	352
Hemet Unified School Dist, G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,071
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2018	425	460
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured):
4.00%, 2020	700	770
5.00%, 2021	740	866
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2021	305	357
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	528
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	756
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00%, 2019	300	325
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,109
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	175	186
5.00%, 2018	1,100	1,190
5.00%, 2019	700	782
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2017	770	801
Los Angeles County, G.O. General Fund Public Imps. Bonds, 3.00%, 2017	1,300	1,320
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	467
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,219
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	535
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	250	280
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	650
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.01%, 2027[2]	500	500

50	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	$250	$303
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	536
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	650	784
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	360	367
4.00%, 2018	300	317
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	401
5.00%, 2019	200	221
5.00%, 2021	200	233
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	408
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	914
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	412
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	531
4.00%, 2020	490	539
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 5.00%, 2022	650	782
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	375	417
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	529
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	946
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	334
Roseville Finance Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	506
4.00%, 2022	620	708
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 2018	500	543
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	225	233
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 2017	250	259
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2018	250	263
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	522
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2017	400	410
5.00%, 2018	500	537
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2017	650	668
5.00%, 2018	100	107
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	300	318
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	500	533
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 2017	500	511
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	975
5.00%, 2021	365	430
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	531
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	570
5.00%, 2022	250	299
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	1,000	1,140
San Francisco Municipal Trans. Agcy., Transit Rev. Ref. Bonds, 4.00%, 2018	245	255
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2018	500	534

Private Client Services Funds	51

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	$300	$317
4.00%, 2019	475	515
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	857
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	393
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	792
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 0.96%, 2017[2]	1,075	1,072
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	750	772
5.00%, 2018	200	214
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	374
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	665
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	321
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00%, 2021	200	218
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00%, 2022	310	360
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	350	375
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.25%, 2035[2]	1,050	1,051
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.202%, 2029[2]	500	503
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2018	1,000	1,053
5.00%, 2019	650	709
5.00%, 2021	500	588
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	1,011
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	425	429
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.08%, 2033[2]	1,500	1,496
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 1.38%, 2017[2]	500	500
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 2018	570	603
5.50%, 2019	1,000	1,110
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	600	644
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	572
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 4.00%, 2017	350	355
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	582
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	751
5.00%, 2021	500	588
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	604
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	537
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
4.00%, 2018	250	259
5.00%, 2017	300	302
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	314
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	277

52	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Bonds & notes - continued	Principal amount (000)	Value (000)
California - continued
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00%, 2021	$200	$216
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	313
5.00%, 2021	265	310
Walnut Energy Center Auth., Energy Res. Auth. Rev. Ref. Bonds, 4.00%, 2018	300	311
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	755	816
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	199
4.00%, 2022	120	137
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	300	372
		108,160
Guam - 0.6%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	356
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 2017	300	302
		658
Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	522
		522
Louisiana - 0.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	85	88
		88
Massachusetts - 0.1%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 1.06%, 2018[2]	175	175
		175
Puerto Rico - 0.9%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	815
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	253
		1,068
U. S. Virgin Islands - 0.7%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B (AGM Insured), 5.00%, 2019	800	864
		864

Total bonds & notes (cost: $110,683,000)		111,535

Private Client Services Funds	53

Capital Group California Short-Term Municipal Fund

Schedule of investments

October 31, 2016

Short-term securities - 2.3%	Principal amount (000)	Value (000)
California Educ. Facs. Auth. Rev., 0.89%, January 05, 2017[2]	$1,000	$1,000
Manteca Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 0.50%, October 01, 2042[2]	1,405	1,405
State of California G.O., 0.84%, January 11, 2017[2]	300	300

Total short-term securities (cost: $2,705,000)		2,705
Total investment securities (cost: $113,388,000)		114,240
Other assets less liabilities		3,610

Net assets		$117,850

[1]	Zero coupon bond; interest rate represents current yield to maturity.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	=	Agency
AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
BAM	=	Build America Mutual Assurance Company
CA Mtg. Ins.	=	California Mortgage Insurance
Certs. of Part.	=	Certificates of Participation
Comm.	=	Community
Comms.	=	Communities
Corp.	=	Corporation
Corps.	=	Corporations
Dept.	=	Department
Dev.	=	Development
Dist.	=	District
Econ.	=	Economic
Educ.	=	Educational
Fac.	=	Facility
Facs.	=	Facilities
FGIC	=	Financial Guaranty Insurance Company
FHLMC	=	Federal Home Loan Mortgage Corporation
Fin.	=	Finance
Fncg.	=	Financing
FNMA	=	Federal National Mortgage Association
GNMA	=	Government National Mortgage Association
G.O.	=	General Obligation
GTD	=	Guaranteed
Imps.	=	Improvements
Ind.	=	Industrial
Loc.	=	Local
Mgmt.	=	Management
Misc.	=	Miscellaneous
Muni.	=	Municipal
NATL-RE	=	National Reinsurance
Prop.	=	Property
Redev.	=	Redevelopment
Ref.	=	Refunding
Res.	=	Resource
Ress.	=	Resources
Rev.	=	Revenue
Trans.	=	Transportation
Univ.	=	University
Util.	=	Utility

See Notes to Financial Statements

54	Private Client Services Funds

Capital Group Core Bond Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poors and/or Fitch as an indication of an Issuer’s credit-worthiness. If agency rating differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in “unrated” at left), the investment advisor performs it’s own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

Private Client Services Funds	55

Capital Group Core Bond Fund

Schedule of investments

October 31, 2016

Bonds, notes & other debt investments - 93.0%	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - 49.4%
Fannie Mae:
1.75%, 2019	$1,545	$1,576
2.125%, 2026	400	401
Federal Home Loan Banks, 1.875%, 2020	2,910	2,978
Freddie Mac, 1.00%, 2017	350	351
U.S. Treasury Bonds:
7.625%, 2025	750	1,096
3.00%, 2045	500	544
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2017	1,824	1,828
0.125%, 2021	8,135	8,302
0.25%, 2025	3,401	3,449
0.625%, 2026	3,320	3,467
2.00%, 2026	607	708
0.75%, 2045	205	206
U.S. Treasury Inflation Indexed Notes:
2.375%, 2017	394	397
0.125%, 2020	1,666	1,698
0.375%, 2023	517	535
0.375%, 2025	3,326	3,416
U.S. Treasury Notes:
4.625%, 2017	4,000	4,050
1.00%, 2017	1,000	1,002
0.875%, 2017	1,000	1,002
4.50%, 2017	15,825	16,160
8.75%, 2017	490	511
0.875%, 2017	1,000	1,002
0.625%, 2017	2,585	2,585
0.875%, 2017	2,000	2,003
0.75%, 2018	500	500
3.875%, 2018	1,000	1,048
1.375%, 2018	250	252
0.875%, 2018	3,300	3,300
1.25%, 2018	500	504
1.25%, 2018	5,140	5,177
3.75%, 2018	3,800	4,020
1.50%, 2018	1,000	1,013
0.75%, 2019	1,390	1,385
1.25%, 2019	500	504
1.50%, 2019	2,750	2,788
0.875%, 2019	4,720	4,710
1.625%, 2019	1,000	1,018
1.625%, 2019	750	763
1.00%, 2019	500	500
1.75%, 2019	2,000	2,043
1.50%, 2019	1,000	1,014
1.625%, 2019	500	509
1.375%, 2020	1,000	1,009
1.625%, 2020	3,215	3,271
1.375%, 2020	4,850	4,885
1.625%, 2020	2,500	2,540
2.00%, 2020	1,000	1,031
1.25%, 2021	2,360	2,358

56	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
U.S. government & government agency bonds & notes - continued
1.375%, 2021	$5,165	$5,185
3.125%, 2021	2,000	2,161
1.375%, 2021	3,420	3,434
1.125%, 2021	3,010	2,986
1.125%, 2021	3,465	3,435
1.875%, 2021	500	512
2.125%, 2021	1,000	1,037
1.50%, 2022	1,750	1,760
1.75%, 2022	2,000	2,034
1.875%, 2022	2,000	2,046
2.125%, 2022	3,000	3,108
2.125%, 2022	4,700	4,865
1.75%, 2023	1,680	1,701
2.00%, 2023	2,000	2,055
1.50%, 2023	4,750	4,733
1.625%, 2023	2,000	2,007
1.75%, 2023	1,000	1,011
1.625%, 2023	4,000	4,012
1.375%, 2023	1,275	1,259
1.25%, 2023	1,000	978
2.50%, 2023	1,050	1,111
1.375%, 2023	1,000	986
2.75%, 2023	2,250	2,421
2.75%, 2024	5,000	5,385
2.00%, 2025	2,000	2,040
2.00%, 2025	2,000	2,036
1.625%, 2026	3,000	2,952
1.50%, 2026	1,500	1,456

Total U.S. government & government agency bonds & notes		174,115

Mortgage-backed obligations - 8.3%

Federal agency mortgage-backed obligations - 4.8%
Fannie Mae:
4.50%, 2019	31	32
4.50%, 2020	193	198
3.50%, 2025	2,630	2,773
5.50%, 2037	10	11
5.50%, 2038	517	586
5.00%, 2041	919	1,021
5.00%, 2041	219	244
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021	524	571
2.791%, 2022	1,320	1,390
2.373%, 2022	250	258
Freddie Mac:
3.50%, 2034	2,301	2,435
3.50%, 2045	2,675	2,860
Freddie Mac REMICS, 6.00%, 2037	31	36
Ginnie Mae:
4.50%, 2040	83	91
4.00%, 2046, TBA	2,570	2,751
5.616%, 2059	164	168

Private Client Services Funds	57

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
1.396%, 2062[1]	$611	$615
5.075%, 2064	215	225
6.64%, 2064	771	815
		17,080

Commercial mortgage-backed securities - 3.5%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	610
Core Industrial Trust, Series 144A, 3.04%, 2034[2]	890	931
Credit Suisse Commercial Mortgage Trust, 5.695%, 2040[1]	490	501
DBUBS Mortgage Trust, Series 144A, 3.742%, 2046[2]	18	18
Freddie Mac Structured Agency Credit Risk Debt Notes:[1]
1.534%, 2024	75	75
1.634%, 2025	128	128
Greenwich Capital Commercial Funding Corp., 5.444%, 2039	108	108
Hilton USA Trust, Series 144A:[2]
2.662%, 2030	399	400
3.367%, 2030	725	726
JPMorgan Chase Commercial Mortgage Securities Trust:[1]
5.715%, 2049	488	494
5.85%, 2051	267	273
LB-UBS Commercial Mortgage Trust:
5.387%, 2040	519	523
5.493%, 2040[1]	680	690
5.871%, 2044[1]	296	301
6.159%, 2045[1]	500	520
Merrill Lynch Mortgage Trust, 5.8285%, 2050[1]	692	702
ML-CFC Commercial Mortgage Trust, 5.873%, 2049[1]	534	544
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	713
Morgan Stanley Capital I Trust, 5.319%, 2043	21	21
Station Place Securitization Trust, 1.534%, 2017[1,3]	1,000	1,000
Wachovia Bank Commercial Mortgage Trust:
5.342%, 2043	1,631	1,637
5.591%, 2047[1]	510	516
5.703%, 2049[1]	725	734
		12,165

Total mortgage-backed obligations		29,245

Corporate bonds & notes - 26.1%

Banks - 3.9%
Bank of America Corp.:
2.625%, 2020	735	748
3.875%, 2025	865	912
BB&T Corp.:
2.05%, 2018	500	505
2.625%, 2020	385	395
BNP Paribas SA, 1.3366%, 2017[1]	520	521
Citigroup, Inc.:
2.35%, 2021	1,005	1,007

58	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Banks - continued
4.45%, 2027	$390	$412
Credit Suisse Group Funding Guernsey Ltd., Series 144A, 3.80%, 2023[2]	500	506
HSBC Holdings PLC, 2.95%, 2021	660	671
JPMorgan Chase & Co.:
2.55%, 2021	645	655
3.20%, 2023	125	129
Morgan Stanley:
2.125%, 2018	300	302
2.50%, 2021	500	504
2.282%, 2023[1]	650	650
3.125%, 2026	260	260
PNC Bank NA:
1.45%, 2019	690	688
2.15%, 2021	1,000	1,010
The Bank of New York Mellon Corp., 2.10%, 2019	500	507
The Goldman Sachs Group, Inc.:
2.625%, 2021	415	421
3.75%, 2026	435	454
4.75%, 2045	175	194
Wells Fargo & Co.:
2.50%, 2021	820	831
2.10%, 2021	1,360	1,354
		13,636

Pharmaceuticals - 2.3%
Abbvie, Inc.:
2.50%, 2020	1,060	1,074
2.30%, 2021	340	341
3.20%, 2022	165	170
2.85%, 2023	80	81
3.60%, 2025	150	153
Actavis Funding SCS:
3.00%, 2020	485	501
3.45%, 2022	490	510
3.80%, 2025	490	510
AstraZeneca PLC, 3.375%, 2025	445	466
EMD Finance LLC, Series 144A, 3.25%, 2025[2]	580	593
Johnson & Johnson, 2.45%, 2026	320	323
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	325
Pfizer, Inc., 1.1503%, 2018[1]	500	502
Shire Acquisitions Investments Ireland DAC:
1.90%, 2019	350	349
2.40%, 2021	195	194
2.875%, 2023	120	118
3.20%, 2026	425	419
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	164
1.70%, 2019	165	164
2.20%, 2021	600	594
2.80%, 2023	190	187

Private Client Services Funds	59

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Pharmaceuticals - continued
3.15%, 2026	$200	$195
4.10%, 2046	30	28
		8,211

Electric - 2.2%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	319
CMS Energy Corp., 3.875%, 2024	400	430
Duke Energy Corp.:
1.80%, 2021	605	598
2.65%, 2026	660	644
Exelon Corp., 3.40%, 2026	65	67
Pacific Gas & Electric Co., 2.45%, 2022	300	305
PacifiCorp, 5.65%, 2018	755	810
Progress Energy, Inc., 7.05%, 2019	930	1,047
Public Service Electric & Gas Co.:
1.90%, 2021	270	273
2.25%, 2026	520	510
Southern California Edison Co., 1.125%, 2017	430	430
Tampa Electric Co., 2.60%, 2022	350	358
Virginia Electric and Power Co.:
1.20%, 2018	620	619
3.10%, 2025	1,020	1,063
Xcel Energy, Inc., 3.30%, 2025	190	198
		7,671

Oil & gas - 1.6%
Anadarko Petroleum Corp.:
6.375%, 2017	32	33
4.85%, 2021	65	71
5.55%, 2026	145	165
ConocoPhillips Co.:
4.20%, 2021	155	168
4.95%, 2026	235	264
Ensco PLC, 5.20%, 2025	50	41
Exxon Mobil Corp., 1.0003%, 2019[1]	1,115	1,115
Husky Energy, Inc., 7.25%, 2019	250	290
Petroleos Mexicanos Co., Series 144A:[2]
6.375%, 2021	300	329
4.625%, 2023	1,000	999
Phillips 66, 4.30%, 2022	290	319
Shell International Finance BV:
1.875%, 2021	270	268
1.75%, 2021	435	430
2.875%, 2026	340	341
2.50%, 2026	265	258
Statoil ASA, 3.25%, 2024	85	90
Total Capital International SA, 2.875%, 2022	230	239
Woodside Finance Ltd., Series 144A, 4.60%, 2021[2]	185	196
		5,616

60	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Pipelines - 1.6%
Boardwalk Pipelines LP, 4.95%, 2024	$460	$479
Enbridge Energy Partners LP, 5.875%, 2025	230	265
Enbridge, Inc.:
5.60%, 2017	790	805
4.00%, 2023	505	518
EnLink Midstream Partners LP, 4.40%, 2024	220	219
Enterprise Products Operating LLC, 3.70%, 2026	80	82
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	444
Kinder Morgan, Inc., 4.30%, 2025	1,010	1,053
Phillips 66 Partners LP, 3.55%, 2026	105	105
Spectra Energy Partners LP, 2.95%, 2018	500	510
TC PipeLines LP, 4.375%, 2025	415	429
Williams Partners LP, 4.50%, 2023	535	561
		5,470

Auto Manufacturers - 1.3%
American Honda Finance Corp., 2.30%, 2026	75	74
BMW US Capital LLC, Series 144A, 1.45%, 2019[2]	340	339
Daimler Finance North America LLC, Series 144A:[2]
1.746%, 2018[1]	350	352
3.30%, 2025	250	259
Ford Motor Credit Co. LLC:
3.157%, 2020	550	565
3.219%, 2022	205	209
General Motors Co., 4.00%, 2025	145	147
General Motors Financial Co., Inc.:
3.10%, 2019	975	993
3.70%, 2020	320	330
4.30%, 2025	535	547
4.00%, 2026	175	174
Toyota Motor Credit Corp.:
1.45%, 2018	350	351
2.25%, 2023	345	344
		4,684

Healthcare-services - 1.3%
Aetna, Inc.:
1.50%, 2017	350	351
1.70%, 2018	220	221
1.90%, 2019	255	257
2.40%, 2021	685	692
2.80%, 2023	60	61
3.20%, 2026	665	670
4.25%, 2036	120	122
4.375%, 2046	220	224
Anthem, Inc.:
2.30%, 2018	285	287
4.35%, 2020	300	324
Laboratory Corp. of America Holdings, 4.70%, 2045	135	143
UnitedHealth Group, Inc.:

Private Client Services Funds	61

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Healthcare-services - continued
1.40%, 2017	$250	$251
3.35%, 2022	380	405
3.75%, 2025	460	497
		4,505

Insurance - 1.2%
American International Group, Inc., 2.30%, 2019	495	503
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	761
Chubb INA Holdings, Inc.:
2.30%, 2020	275	281
2.875%, 2022	145	151
3.35%, 2026	45	47
4.35%, 2045	50	56
New York Life Global Funding, Series 144A, 1.70%, 2021[2]	750	743
Prudential Financial, Inc., 1.597%, 2018[1]	570	569
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[2]	1,125	1,130
		4,241

Telecommunications - 1.1%
AT&T, Inc.:
2.80%, 2021	405	411
4.125%, 2026	325	342
Cisco Systems, Inc., 2.20%, 2023	520	518
Deutsche Telekom International Finance BV, Series 144A, 2.485%, 2023[2]	695	689
Verizon Communications, Inc.:
1.375%, 2019	350	347
1.75%, 2021	180	176
2.625%, 2026	770	740
4.272%, 2036	500	503
4.125%, 2046	175	168
		3,894

Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.65%, 2021	340	349
3.30%, 2023	175	183
3.65%, 2026	560	591
Molson Coors Brewing Co.:
1.45%, 2019	80	80
2.10%, 2021	85	85
3.00%, 2026	245	243
Pepsico, Inc.:
1.35%, 2019	335	335
1.70%, 2021	420	418
Pernod-Ricard SA, Series 144A, 2.95%, 2017[2]	800	802
SABMiller Holdings, Inc., Series 144A, 2.45%, 2017[2]	745	747
		3,833

62	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
REITS - 1.0%
Corporate Office Properties LP, 5.25%, 2024	$225	$243
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	524
DDR Corp., 4.25%, 2026	430	450
ERP Operating LP, 4.625%, 2021	210	234
Essex Portfolio LP, 3.50%, 2025	490	504
Kimco Realty Corp.:
3.40%, 2022	90	94
2.80%, 2026	475	465
Prologis LP:
2.75%, 2019	360	369
3.75%, 2025	235	252
Simon Property Group LP, 2.50%, 2021	460	471
		3,606

Agriculture - 0.9%
Altria Group, Inc.:
2.85%, 2022	250	258
2.95%, 2023	200	206
4.00%, 2024	580	638
Philip Morris International, Inc.:
1.875%, 2021	165	165
2.125%, 2023	415	410
2.75%, 2026	225	228
Reynolds American, Inc.:
3.25%, 2020	475	497
4.00%, 2022	70	75
4.45%, 2025	430	473
5.70%, 2035	30	36
5.85%, 2045	220	276
		3,262

Biotechnology - 0.8%
Amgen, Inc.:
1.85%, 2021	190	187
2.25%, 2023	260	254
2.60%, 2026	720	696
Celgene Corp.:
2.125%, 2018	200	202
2.875%, 2020	120	124
3.875%, 2025	455	479
Gilead Sciences, Inc.:
3.05%, 2016	80	80
3.25%, 2022	325	342
3.50%, 2025	320	333
		2,697

Media - 0.7%
21st Century Fox America, Inc., 3.70%, 2025	205	218
CBS Corp., 1.95%, 2017	200	201

Private Client Services Funds	63

Capital Group Core Bond Fund

Schedule of investments

October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Media - continued
Comcast Corp., 2.35%, 2027	$435	$421
NBCUniversal Media LLC, 5.15%, 2020	350	390
The Walt Disney Co., 5.50%, 2019	300	329
Viacom, Inc.:
2.50%, 2018	350	354
3.875%, 2024	380	393
		2,306

Computers - 0.6%
Apple, Inc.:
2.00%, 2020	800	813
1.55%, 2021	565	559
2.45%, 2026	685	672
		2,044

Real Estate - 0.6%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	312
4.125%, 2024	400	424
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[2]
2.375%, 2019	100	101
3.50%, 2025	250	257
WEA Finance LLC, Series 144A:[2]
2.70%, 2019	475	486
3.25%, 2020	355	368
		1,948

Retail - 0.5%
Home Depot, Inc., 2.125%, 2026	825	797
McDonald’s Corp., 3.70%, 2026	135	143
Starbucks Corp.:
2.00%, 2018	190	193
2.10%, 2021	235	238
The Home Depot, Inc., 4.40%, 2021	350	389
Walgreens Boots Alliance, Inc., 3.10%, 2023	135	137
		1,897

Software - 0.4%
Microsoft Corp.:
1.55%, 2021	270	268
2.40%, 2026	350	344
Oracle Corp.:
1.20%, 2017	250	251
2.375%, 2019	500	511
		1,374

Diversified financial services - 0.4%
American Express Co., 1.401%, 2018[1]	500	501

64	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Diversified financial services - continued
Visa, Inc., 2.20%, 2020	$815	$832
		1,333

Housewares - 0.4%
Newell Rubbermaid, Inc.:
3.15%, 2021	355	370
3.85%, 2023	340	361
4.20%, 2026	515	557
		1,288

Internet - 0.4%
Alphabet, Inc., 1.998%, 2026	1,300	1,254
		1,254

Food - 0.2%
Kraft Heinz Foods Co., 3.00%, 2026	450	447
The Kroger Co., 2.00%, 2019	410	414
		861

Electronics - 0.2%
Honeywell International, Inc.:
1.40%, 2019	440	440
1.85%, 2021	395	394
		834

Miscellaneous manufacturing - 0.2%
3M Co., 1.625%, 2021	520	520
General Electric Co., 2.70%, 2022	300	310
		830

Aerospace/Defense - 0.2%
Airbus Finance BV, Series 144A, 2.70%, 2023[2]	85	87
Lockheed Martin Corp.:
3.10%, 2023	90	94
3.55%, 2026	265	281
The Boeing Co., 0.95%, 2018	350	350
		812

Environmental Control - 0.2%
Republic Services, Inc., 5.00%, 2020	350	386
Waste Management, Inc., 4.60%, 2021	300	331
		717

Healthcare-products - 0.2%
Becton Dickinson & Co., 3.734%, 2024	130	139

Private Client Services Funds	65

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Corporate bonds & notes - continued
Healthcare-products - continued
Zimmer Biomet Holdings, Inc., 3.15%, 2022	$470	$482
		621

Apparel - 0.2%
Nike, Inc., 2.375%, 2026	615	609
		609

Chemicals - 0.1%
Ecolab, Inc., 3.00%, 2016	180	180
Ei Du Pont De Nemours & Co., 2.80%, 2023	350	355
		535

Oil & Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	165	172
Schlumberger Holdings Corp., Series 144A:[2]
3.00%, 2020	125	130
4.00%, 2025	165	177
		479

Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
		350

Office/Business Equip - 0.1%
Xerox Corp., 2.95%, 2017	250	252
		252

Gas - 0.0%
Dominion Gas Holdings LLC, 2.80%, 2020	125	129
		129

Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	53
		53

Total corporate bonds & notes		91,852

Municipals - 1.6%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds (NATL-RE Insured), 5.375%, 2018	17	17
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	523
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,000	2,085
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	505
3.139%, 2020	805	835
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	45

66	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Municipals - continued
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	$650	$678
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	344
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 5.10%, 2033	500	479

Total municipals		5,519

Government & government agency bonds & notes outside the U.S. - 0.6%

Sovereign - 0.6%
Mexico Government International Bond, 4.00%, 2023	450	473
Province of Manitoba Canada, 3.05%, 2024	200	213
Province of Ontario Canada, 3.20%, 2024	500	535
Ukraine Government AID Bonds, 1.844%, 2019	875	887
		2,108

Total government & government agency bonds & notes outside the U.S.		2,108

Asset-backed obligations - 7.0%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	241	241
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 2019	1,000	999
2.97%, 2020	1,340	1,367
2.50%, 2021	770	776
California Republic Auto Receivables Trust:
1.82%, 2020	775	781
2.51%, 2021	270	271
Capital One Multi-Asset Execution Trust, 1.60%, 2021	580	584
CarMax Auto Owner Trust, 1.16%, 2019	335	335
Chase Issuance Trust:
1.10%, 2020	690	689
0.965%, 2020[1]	480	483
Chesapeake Funding LLC, Series 144A, 0.9457%, 2026[1,2]	102	102
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[2]	456	456
Citi Held For Asset Issuance, Series 144A:[2]
2.56%, 2022	319	319
4.31%, 2022	865	866
Citibank Credit Card Issuance Trust, 1.674%, 2020[1]	540	547
CPS Auto Receivables Trust, Series 144A:[2]
2.07%, 2019	157	158
3.34%, 2020	800	817
Discover Card Execution Note Trust, 0.8846%, 2020[1]	1,165	1,167
Drive Auto Receivables Trust, Series 144A:[2]
1.67%, 2019	260	260
2.56%, 2020	190	192
2.76%, 2021	800	806
3.19%, 2022	430	437
DT Auto Owner Trust, Series 144A:[2]
1.75%, 2019	276	277
3.15%, 2022	425	424
Enterprise Fleet Financing LLC, Series 144A, 1.05%, 2020[2]	303	303
Ford Credit Auto Lease Trust, 1.10%, 2017	72	72
Ford Credit Auto Owner Trust, Series 144A:[2]
2.26%, 2025	565	575

Private Client Services Funds	67

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Bonds, notes & other debt investments - continued	Principal amount (000)	Value (000)
Asset-backed obligations - continued
2.12%, 2026	$315	$320
2.03%, 2027	525	528
Ford Credit Floorplan Master Owner Trust, 1.55%, 2021	210	210
Global SC Finance II SRL, Series 144A, 3.19%, 2029[2]	595	572
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.929%, 2028	202	202
1.279%, 2028	300	299
Hertz Vehicle Financing LLC, Series 144A:[2]
3.29%, 2018	810	813
1.83%, 2019	1,300	1,295
2.73%, 2021	1,048	1,064
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[2,3]	106	106
Octagon Investment Partners XV Ltd., Series 144A, 2.1676%, 2025[1,2]	800	798
Santander Drive Auto Receivables Trust:
1.27%, 2019	374	374
1.56%, 2020	275	276
2.74%, 2021	1,735	1,763
2.66%, 2021	95	96
3.09%, 2022	400	410
TAL Advantage V LLC, Series 144A, 3.55%, 2038[2]	372	366
Trade MAPS 1 Ltd., Series 144A:[1,2]
1.23%, 2018	430	430
1.78%, 2018	250	250
Verizon Owner Trust, Series 144A, 1.42%, 2021[2]	165	165

Total asset-backed obligations		24,641

Total bonds, notes & other debt investments (cost: $323,213,000)		327,480

Short-term securities - 7.6%
Emerson Electric Co., 0.44%, November 09, 2016[4]	7,000	6,999
Federal Home Loan Banks:[4]
0.29%, November 04, 2016	3,000	3,000
0.266%, November 18, 2016	9,000	8,999
General Electric Co., 0.01%, November 01, 2016[4]	7,750	7,750

Total short-term securities (cost: $26,748,000)		26,748
Total investment securities (cost: $349,961,000)		354,228
Other assets less liabilities		(1,943)

Net assets		$352,285

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2016.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate market value of these securities amounted to $27,707,000, representing 7.86% of net assets.
[3]	Security was valued in good faith under procedures approved by the Board of Trustees. As of October 31, 2016, these securities represent 0.3% of net assets.
[4]	Zero coupon bond; interest rate represents current yield to maturity.

68	Private Client Services Funds

Capital Group Core Bond Fund

Schedule of investments
October 31, 2016

Key to abbreviations

AGM	=	Assured Guaranty Municipal Corporation
Auth.	=	Authority
Co.	=	Company
Corp.	=	Corporation
Econ.	=	Economic
Facs.	=	Facilities
FHLMC	=	Federal Home Loan Mortgage Corporation
Fndg.	=	Funding
G.O.	=	General Obligation
GTY	=	Guaranty
Imps.	=	Improvements
Inc.	=	Incorporated
Ltd.	=	Limited
Misc.	=	Miscellaneous
NATL-RE	=	National Reinsurance
Prop.	=	Property
Ref.	=	Refunding
REITS	=	Real Estate Investment Trusts
Rev.	=	Revenue
TBA	=	To be announced

See Notes to Financial Statements

Private Client Services Funds	69

Capital Group Global Equity Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

70	Private Client Services Funds

Capital Group Global Equity Fund

October 31, 2016

Investment portfolio - country diversification

Country	(percent of net assets)
United States	44.6%
Japan	11.0
France	8.1
Britain	6.7
Switzerland	3.8
Hong Kong	3.7
Netherlands	3.5
Singapore	2.6
Taiwan	2.0
Denmark	2.0
Ireland	1.8
Canada	1.7
Germany	1.2
Sweden	1.0
South Africa	0.9
Spain	0.7
India	0.7
Finland	0.6
Luxembourg	0.3
Norway	0.2
Australia	0.2
Short-term securities & other assets less liabilities	2.7

Private Client Services Funds	71

Capital Group Global Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - 97.3%	Shares	Value (000)
Information Technology - 19.9%
Keyence Corp.	13,400	$9,846
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	313,920	9,763
ASML Holding NV	77,072	8,164
Visa, Inc., A Shares	94,620	7,807
Apple, Inc.	53,794	6,108
Texas Instruments, Inc.	85,340	6,046
Broadcom Ltd.	31,773	5,410
Murata Manufacturing Co. Ltd.	37,300	5,218
Hamamatsu Photonics K.K.	122,800	3,724
Amadeus IT Group SA	69,421	3,277
VTech Holdings Ltd.	264,600	3,248
Xilinx, Inc.	60,130	3,059
SAP SE	30,133	2,654
Jack Henry & Associates, Inc.	30,466	2,468
International Business Machines Corp.	14,700	2,259
Microsoft Corp.	34,800	2,085
HP, Inc.	142,620	2,067
Alphabet, Inc., Class A1	2,460	1,992
Activision Blizzard, Inc.	41,620	1,797
Alphabet, Inc., Class C1	2,139	1,678
Jabil Circuit, Inc.	69,900	1,492
Gemalto NV	26,349	1,433
Accenture PLC, Class A	11,800	1,372
Oracle Corp.	18,400	1,004
Automatic Data Processing, Inc.	8,622	751
VeriSign, Inc.[1]	8,805	740
Analog Devices, Inc.	8,580	550
		96,012

Financials - 14.1%
AIA Group Ltd.	1,660,400	10,480
CME Group, Inc.	75,200	7,528
BNP Paribas SA	118,231	6,858
JPMorgan Chase & Co.	88,940	6,160
The Goldman Sachs Group, Inc.	25,455	4,537
Moody’s Corp.	40,900	4,111
HDFC Bank Ltd. (ADR)	44,800	3,171
Sampo Oyj, A Shares	68,065	3,121
The Bank of New York Mellon Corp.	59,785	2,587
Chubb Ltd.	18,870	2,396
Marsh & McLennan Cos., Inc.	37,585	2,382
Aon PLC	18,500	2,050
The PNC Financial Services Group, Inc.	17,750	1,697
Wells Fargo & Co.	36,880	1,697
Invesco Ltd.	58,100	1,632
New York Community Bancorp, Inc.	93,145	1,338
Lloyds Banking Group PLC	1,727,700	1,211
DNB ASA	72,619	1,050
Svenska Handelsbanken AB, A Shares	73,732	1,006
UBS Group AG	68,607	971
Prudential PLC	58,055	948

72	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - continued	Shares	Value (000)
Financials - continued
ABN AMRO Group NV2	34,060	$786
		67,717

Consumer Discretionary - 12.3%
Las Vegas Sands Corp.	121,980	7,060
Amazon.com, Inc.[1]	8,430	6,658
Newell Brands, Inc.	106,263	5,103
Naspers Ltd. (ADR), N Shares	258,045	4,361
Royal Caribbean Cruises Ltd.	54,850	4,216
Yum! Brands, Inc.	47,465	4,095
Comcast Corp., Class A	62,150	3,842
Starbucks Corp.	69,100	3,667
Norwegian Cruise Line Holdings Ltd.[1]	78,735	3,060
LVMH Moet Hennessy Louis Vuitton SE	13,970	2,539
Charter Communications, Inc. Class A1	8,327	2,081
Cie Financiere Richemont SA	25,002	1,608
SES SA	64,207	1,477
Liberty Global PLC, Class A1	44,340	1,446
Samsonite International SA	448,800	1,409
Dollar General Corp.	16,750	1,157
BCA Marketplace PLC	506,738	1,118
Denso Corp.	22,400	975
Scripps Networks Interactive, Inc., Class A	14,970	964
Tempur Sealy International, Inc.[1]	16,130	872
Panera Bread Co., Class A1	2,760	527
Modern Times Group MTG AB, B Shares	18,690	503
Advance Auto Parts, Inc.	3,135	439
Liberty Global PLC, Series C1	5,100	162
		59,339

Industrials - 12.0%
Safran SA	86,064	5,917
FANUC Corp.	29,300	5,498
SMC Corp.	17,500	5,088
Eaton Corp. PLC	69,715	4,446
Hexcel Corp.	81,830	3,722
Airbus Group SE	58,173	3,458
Assa Abloy AB, Class B	182,842	3,326
The Boeing Co.	18,775	2,674
Nielsen Holdings PLC	49,350	2,222
Jardine Matheson Holdings Ltd.	34,000	2,071
Zodiac Aerospace	82,230	2,001
IDEX Corp.	22,000	1,902
General Electric Co.	61,890	1,801
Norfolk Southern Corp.	18,980	1,765
Waste Connections, Inc.	21,970	1,652
China Everbright International Ltd.	1,101,680	1,321
Canadian National Railway Co.	19,020	1,196
TransDigm Group, Inc.[1]	4,000	1,090
Hoshizaki Corp.	11,600	1,049
Sydney Airport	214,770	1,023
DKSH Holding AG Ltd.	14,647	1,015

Private Client Services Funds	73

Capital Group Global Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - continued	Shares	Value (000)
Industrials - continued
Waste Management, Inc.	13,990	$919
AA PLC	232,284	728
Brenntag AG	13,100	700
Ryanair Holdings PLC (ADR)[1]	8,995	675
Meggitt PLC	59,034	315
		57,574

Health Care - 9.7%
Novo Nordisk A/S, Class B	167,007	5,975
Roche Holding AG	25,336	5,825
Cerner Corp.[1]	88,595	5,190
Incyte Corp.[1]	51,100	4,444
Astrazeneca PLC	70,705	3,971
Essilor International SA	29,940	3,365
Eli Lilly & Co.	38,045	2,809
Danaher Corp.	35,200	2,765
Illumina, Inc.[1]	16,660	2,268
Gilead Sciences, Inc.	30,242	2,227
Medtronic PLC	26,760	2,195
Sysmex Corp.	22,600	1,571
Aetna, Inc.	11,390	1,223
Express Scripts Holding Co.[1]	17,405	1,173
UnitedHealth Group, Inc.	7,240	1,023
Johnson & Johnson	6,270	727
		46,751

Consumer Staples - 9.7%
Pernod Ricard SA	48,055	5,716
Nestle SA	70,575	5,117
L’Oreal SA	23,943	4,286
Carlsberg A/S, Class B	40,266	3,631
Unilever PLC	82,770	3,463
Imperial Brands PLC	65,370	3,165
Seven & i Holdings Co. Ltd.	69,300	2,896
The Procter & Gamble Co.	29,565	2,566
British American Tobacco PLC	43,300	2,487
Shiseido Co. Ltd.	90,600	2,340
Diageo PLC	81,785	2,182
Danone SA	29,732	2,059
The Coca-Cola Co.	45,190	1,916
Philip Morris International, Inc.	18,820	1,815
Mondelez International, Inc., Class A	28,800	1,294
Japan Tobacco, Inc.	30,100	1,146
Nestle SA (ADR)	4,300	312
Tate & Lyle PLC	17,201	164
		46,555

Energy - 7.9%
Royal Dutch Shell PLC, Class B (ADR)	128,195	6,706
Chevron Corp.	61,394	6,431
Occidental Petroleum Corp.	85,995	6,270

74	Private Client Services Funds

Capital Group Global Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - continued	Shares	Value (000)
Energy - continued
Enbridge, Inc.	115,635	$4,993
Exxon Mobil Corp.	52,125	4,343
Schlumberger Ltd.	37,986	2,972
EOG Resources, Inc.	30,145	2,726
Total SA	38,580	1,851
Helmerich & Payne, Inc.	22,725	1,434
ConocoPhillips	11,300	491
		38,217

Telecommunication Services - 3.9%
NTT DOCOMO, Inc.	52,900	1,332
Singapore Telecommunications Ltd.	2,454,400	6,845
SoftBank Group Corp.	122,800	7,731
Verizon Communications, Inc.	15,465	744
Vodafone Group PLC	827,135	2,276
		18,928

Materials - 2.9%
Asahi Kasei Corp.	392,000	3,543
The Dow Chemical Co.	64,030	3,445
Monsanto Co.	28,050	2,827
Air Liquide SA	10,863	1,105
Praxair, Inc.	9,345	1,094
Givaudan SA	555	1,074
Rio Tinto PLC	24,242	843
		13,931

Real Estate - 2.6%
American Tower Corp.	42,500	4,980
Crown Castle International Corp.	48,475	4,411
Deutsche Wohnen AG	73,083	2,384
Link REIT	98,000	699
		12,474

Utilities - 2.3%
SSE PLC	208,350	4,057
AES Corp.	251,550	2,961
Sempra Energy	22,680	2,429
National Grid PLC	121,990	1,590
		11,037

Total common stocks (cost: $391,825,000)		468,535

Short-term securities - 2.5%	Principal amount (000)
General Electric Co., 0.01%, November 01, 2016[3]	$4,950	4,950

Private Client Services Funds	75

Capital Group Global Equity Fund

Schedule of investments
October 31, 2016

Short-term securities - continued	Principal amount (000)	Value (000)
Paccar Financial Corp., 0.45%, November 21, 2016[3]	$7,000	$6,998

Total short-term securities (cost: $11,948,000)		11,948
Total investment securities (cost: $403,773,000)		480,483
Other assets less liabilities		1,114

Net assets		$481,597

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate market value of this security amounted to $786,000, representing 0.16% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

76	Private Client Services Funds

Capital Group International Equity Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group International Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses. Index returns are net of foreign withholding dividends.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Private Client Services Funds	77

Capital Group International Equity Fund

October 31, 2016

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	24.1%
Britain	16.3
France	13.4
Switzerland	7.4
Denmark	5.7
Hong Kong	5.5
Germany	4.3
Netherlands	3.7
Sweden	2.6
Taiwan	1.9
Luxembourg	1.9
Canada	1.7
Finland	1.6
Spain	1.6
Australia	1.2
Singapore	0.9
India	0.8
Ireland	0.8
United States	0.7
South Africa	0.4
Norway	0.4
Macau	0.2
Short-term securities & other assets less liabilities	2.9

78	Private Client Services Funds

Capital Group International Equity Fund

Schedule of investments

October 31, 2016

Common Stocks - 96.8%	Shares	Value (000)
Information Technology - 16.6%
Keyence Corp.	70,200	$51,584
Murata Manufacturing Co. Ltd.	225,000	31,475
Hamamatsu Photonics K.K.	964,500	29,247
ASML Holding NV	243,531	25,798
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	829,500	25,797
SAP SE	248,937	21,927
Amadeus IT Group SA	372,921	17,603
Gemalto NV	162,866	8,856
Oracle Corp.	116,200	6,338
Trend Micro, Inc.	121,900	4,301
Yahoo Japan Corp.	1,003,400	3,856
		226,782

Industrials - 16.2%
SMC Corp.	105,000	30,528
FANUC Corp.	144,800	27,173
Safran SA	357,317	24,566
Assa Abloy AB, Class B	1,198,516	21,802
Jardine Matheson Holdings Ltd.	295,000	17,968
Airbus Group SE	219,463	13,046
Sydney Airport	2,360,400	11,240
Nidec Corp.	107,000	10,377
Zodiac Aerospace	396,278	9,644
DKSH Holding AG Ltd.	124,581	8,637
Hoshizaki Corp.	91,600	8,280
China Everbright International Ltd.	6,484,390	7,776
AA PLC	2,290,115	7,179
Brenntag AG	106,443	5,690
Kubota Corp.	341,900	5,524
Canadian National Railway Co.	75,200	4,728
Siemens AG	39,338	4,467
Glory Ltd.	87,500	2,899
		221,524

Consumer Staples - 13.3%
Pernod Ricard SA	220,149	26,185
Nestle SA	289,820	21,014
L’Oreal SA	116,650	20,879
British American Tobacco PLC	320,900	18,427
Carlsberg A/S, Class B	202,653	18,274
Diageo PLC	650,445	17,352
Imperial Brands PLC	330,554	16,004
Unilever PLC	291,500	12,195
Reckitt Benckiser Group PLC	96,500	8,638
Danone SA	119,662	8,286
Associated British Foods PLC	220,050	6,631
Japan Tobacco, Inc.	101,900	3,881
PZ Cussons PLC	888,415	3,642
		181,408

Private Client Services Funds	79

Capital Group International Equity Fund

Schedule of investments

October 31, 2016

Common Stocks - continued	Shares	Value (000)
Health Care - 12.7%
Roche Holding AG	135,286	$31,103
Novo Nordisk A/S, Class B	828,024	29,622
Genmab A/S1	178,209	29,404
Astrazeneca PLC	492,635	27,665
Sysmex Corp.	284,400	19,770
Essilor International SA	117,670	13,227
Medtronic PLC	128,400	10,532
Novartis AG	118,987	8,465
Sonova Holding AG	27,198	3,647
		173,435

Consumer Discretionary - 11.7%
SES SA	1,107,640	25,473
Ryohin Keikaku Co. Ltd.	108,700	23,260
Liberty Global PLC, Class A1	609,575	19,872
Cie Financiere Richemont SA	229,652	14,772
Kering	46,353	10,281
BCA Marketplace PLC	4,584,668	10,115
LVMH Moet Hennessy Louis Vuitton SE	53,426	9,709
Samsonite International SA	3,055,200	9,592
Modern Times Group MTG AB, B Shares	238,889	6,432
Bayerische Motoren Werke AG	72,819	6,345
WPP PLC	277,040	6,029
Denso Corp.	125,700	5,472
Naspers Ltd. (ADR), N Shares	302,500	5,112
Wynn Macau Ltd.	2,190,200	3,361
Greene King PLC	290,350	2,600
Liberty Global PLC, Series C1	48,000	1,526
		159,951

Financials - 11.7%
AIA Group Ltd.	6,341,000	40,022
Sampo Oyj, A Shares	485,775	22,274
BNP Paribas SA	298,036	17,288
Prudential PLC	903,870	14,764
Lloyds Banking Group PLC	17,113,300	11,994
HDFC Bank Ltd. (ADR)	156,400	11,070
Svenska Handelsbanken AB, A Shares	529,357	7,221
ABN AMRO Group NV2	269,005	6,209
Sumitomo Mitsui Financial Group, Inc.	166,700	5,807
ING Groep NV	408,805	5,383
DBS Group Holdings Ltd.	473,655	5,107
DNB ASA	346,768	5,015
UBS Group AG	325,245	4,601
Henderson Group PLC	862,110	2,445
		159,200

Telecommunication Services - 5.5%
SoftBank Group Corp.	383,100	24,118
Vodafone Group PLC	6,901,290	18,989
NTT DOCOMO, Inc.	545,200	13,728

80	Private Client Services Funds

Capital Group International Equity Fund

Schedule of investments

October 31, 2016

Common Stocks - continued	Shares	Value (000)
Telecommunication Services - continued
KDDI Corp.	371,200	$11,298
Singapore Telecommunications Ltd.	2,740,400	7,643
		75,776

Energy - 3.9%
Total SA	502,901	24,136
Enbridge, Inc.	425,700	18,382
Oil Search Ltd.	1,147,819	5,815
Royal Dutch Shell PLC, Class B	184,090	4,766
		53,099

Real Estate - 2.1%
Deutsche Wohnen AG	626,480	20,439
Link REIT	1,240,500	8,845
		29,284

Materials - 2.1%
Asahi Kasei Corp.	1,185,000	10,710
Givaudan SA	4,262	8,248
Air Liquide SA	52,738	5,365
Rio Tinto PLC	107,490	3,736
		28,059
Utilities - 1.0%
National Grid PLC	996,770	12,994
		12,994

Total common stocks (cost: $1,181,277,000)		1,321,512

Preferred Securities - 0.3%
Health Care - 0.3%
Grifols SA, Class B	272,114	3,925

Total preferred securities (cost: $4,466,000)		3,925

Short-term securities - 2.8%	Principal amount (000)
General Electric Co., 0.01%, November 01, 2016[3]	$38,900	38,900

Total short-term securities (cost: $38,900,000)		38,900

Private Client Services Funds	81

Capital Group International Equity Fund

Schedule of investments

October 31, 2016

Short-term securities - continued	Value (000)

Total investment securities (cost: $1,224,643,000)	1,364,337
Other assets less liabilities	1,250

Net assets	$1,365,587

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate market value of this secuity amounted to $6,209,000, representing 0.45% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

82	Private Client Services Funds

Capital Group U.S. Equity Fund

October 31, 2016

Growth of $25,000 investment

Here’s how a $25,000 investment in the Capital Group U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2016, the end of the fund’s fiscal year.

[1]	The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
[2]	Includes reinvested dividends and capital gain distributions.

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share price and returns will vary so investors may lose money. The results shown are before taxes on fund distributions and sale of fund shares.

Investment portfolio – sector diversification

Private Client Services Funds	83

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - 96.1%	Shares	Value (000)
Information Technology - 17.9%
Visa, Inc., A Shares	63,880	$5,271
Microsoft Corp.	81,095	4,859
Jack Henry & Associates, Inc.	50,820	4,117
Texas Instruments, Inc.	50,900	3,606
Automatic Data Processing, Inc.	37,090	3,229
Apple, Inc.	27,910	3,169
Broadcom Ltd.	17,631	3,002
Analog Devices, Inc.	34,655	2,221
International Business Machines Corp.	10,145	1,559
HP, Inc.	102,400	1,484
Alphabet, Inc., Class C1	1,857	1,457
Xilinx, Inc.	15,945	811
Accenture PLC, Class A	5,700	663
ASML Holding NV	4,825	510
Trimble, Inc.[1]	17,005	470
Jabil Circuit, Inc.	18,540	396
Alphabet, Inc., Class A1	450	365
VeriSign, Inc.[1]	3,240	272
		37,461

Consumer Discretionary - 15.5%
Newell Brands, Inc.	107,400	5,157
Comcast Corp., Class A	67,375	4,165
Starbucks Corp.	61,415	3,259
Charter Communications, Inc. Class A1	12,206	3,050
Amazon.com, Inc.[1]	3,101	2,449
Panera Bread Co., Class A1	12,145	2,317
Advance Auto Parts, Inc.	16,070	2,251
Yum! Brands, Inc.	22,100	1,907
Dollar General Corp.	25,610	1,769
NIKE, Inc., Class B	27,180	1,364
Scripps Networks Interactive, Inc., Class A	18,694	1,203
Carnival Corp.	21,650	1,063
Norwegian Cruise Line Holdings Ltd.[1]	27,185	1,057
The Priceline Group, Inc.[1]	685	1,010
The Home Depot, Inc.	4,276	522
		32,543

Health Care - 12.9%
Medtronic PLC	45,700	3,748
Cerner Corp.[1]	56,765	3,325
Express Scripts Holding Co.[1]	40,500	2,730
Danaher Corp.	32,955	2,589
Aetna, Inc.	23,135	2,483
UnitedHealth Group, Inc.	15,060	2,128
Gilead Sciences, Inc.	25,664	1,890
Eli Lilly & Co.	23,850	1,761
AmerisourceBergen Corp.	21,700	1,526
Incyte Corp.[1]	16,800	1,461
Johnson & Johnson	7,280	844
Illumina, Inc.[1]	5,455	743
AstraZeneca PLC (ADR)	18,600	527

84	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - continued	Shares	Value (000)
Health Care - continued
Roche Holding AG (ADR)	14,700	$421
Novo Nordisk A/S (ADR)	10,460	372
Ultragenyx Pharmaceutical, Inc.[1]	4,100	242
DaVita, Inc.[1]	3,340	196
		26,986

Financials - 12.2%
Marsh & McLennan Cos., Inc.	71,400	4,526
Chubb Ltd.	33,240	4,221
CME Group, Inc.	30,425	3,046
JPMorgan Chase & Co.	43,480	3,011
Wells Fargo & Co.	63,260	2,911
The Goldman Sachs Group, Inc.	10,480	1,868
Aon PLC	16,700	1,851
Moody’s Corp.	14,155	1,423
New York Community Bancorp, Inc.	82,750	1,188
The Bank of New York Mellon Corp.	21,880	947
The PNC Financial Services Group, Inc.	6,490	620
		25,612

Industrials - 11.8%
Waste Connections, Inc.	57,500	4,324
Norfolk Southern Corp.	34,382	3,197
Hexcel Corp.	49,835	2,267
The Boeing Co.	14,785	2,106
Eaton Corp. PLC	30,270	1,930
TransDigm Group, Inc.[1]	6,635	1,808
Northrop Grumman Corp.	7,230	1,656
IDEX Corp.	16,800	1,452
General Electric Co.	45,050	1,311
Nielsen Holdings PLC	28,425	1,280
Waste Management, Inc.	17,940	1,178
Canadian National Railway Co.	12,150	764
Lockheed Martin Corp.	2,075	511
CH Robinson Worldwide, Inc.	6,785	462
Union Pacific Corp.	4,600	406
		24,652

Energy - 9.1%
Enbridge, Inc.	97,590	4,213
Occidental Petroleum Corp.	43,145	3,146
Schlumberger Ltd.	40,054	3,134
Chevron Corp.	27,240	2,853
Exxon Mobil Corp.	22,500	1,875
EOG Resources, Inc.	16,665	1,507
ConocoPhillips	32,665	1,419
Halliburton Co.	20,400	938
		19,085

Private Client Services Funds	85

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2016

Common Stocks - continued	Shares	Value (000)
Consumer Staples - 8.7%
The Procter & Gamble Co.	52,600	$4,566
Philip Morris International, Inc.	36,305	3,501
Diageo PLC (ADR)	31,780	3,417
Nestle SA (ADR)	29,205	2,122
Unilever PLC (ADR)	46,140	1,923
The Coca-Cola Co.	38,020	1,612
Mondelez International, Inc., Class A	13,000	584
Reckitt Benckiser Group PLC (ADR)	26,660	486
		18,211

Real Estate - 3.2%
Crown Castle International Corp.	29,135	2,651
American Tower Corp.	19,750	2,315
Iron Mountain, Inc.	50,969	1,719
		6,685

Materials - 2.3%
Monsanto Co.	24,400	2,459
Praxair, Inc.	16,770	1,963
Sherwin-Williams Co.	1,810	443
		4,865

Utilities - 1.4%
Sempra Energy	28,255	3,026
		3,026

Telecommunication Services - 1.1%
Verizon Communications, Inc.	49,600	2,386
		2,386

Total common stocks (cost: $157,890,000)		201,512

Short-term securities - 3.9%	Principal amount (000)
Deere John Corp., Inc., 0.46%, November 02, 2016[2]	$3,100	3,100
General Electric Co., 0.01%, November 01, 2016[2]	4,300	4,300
Private Exp. Funding, 0.48%, November 15, 2016[2]	800	800

Total short-term securities (cost: $8,200,000)		8,200

86	Private Client Services Funds

Capital Group U.S. Equity Fund

Schedule of investments
October 31, 2016

Total investment securities (cost: $166,090,000)	209,712
Other assets less liabilities	(52)

Net assets	$209,660

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

ADR - American Depositary Receipts

See Notes to Financial Statements

Private Client Services Funds	87

Capital Group Core Municipal Fund

Statement of assets and liabilities

at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $376,332)		$385,082
Short-term investments, at value (cost: $23,220)		23,220
Cash		2,990
Receivables for:
Interest	4,171
		4,171
Total assets		415,463

Liabilities:
Payables for:
Purchases of investments	9,500
Repurchases of fund’s shares	117
Investment advisory services	356
Other accrued expenses	100
Total liabilities		10,073
Net assets at October 31, 2016:		$405,390

Net assets consist of:
Capital paid in on shares of beneficial interest		$396,496
Undistributed net investment income		—
Accumulated net realized gain		144
Net unrealized appreciation		8,750
Net assets at October 31, 2016		$405,390

Shares outstanding:		38,667

Net asset value per share:		$10.48

See Notes to Financial Statements

88	Private Client Services Funds

Capital Group Core Municipal Fund

Statement of operations

for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Interest		$9,318

Fees and expenses:
Investment advisory services	1,374
Administrative and accounting services	108
Registration fees	22
Audit and tax fees	37
Transfer agent services	21
Trustees’ compensation	23
Other	12
Total fees and expenses before reimbursements	1,597
Less reimbursements of fees and expenses	19
Total fees and expenses after reimbursements		1,578
Net investment income		7,740

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		178
Net unrealized depreciation on investments		(306)
Net realized gain and unrealized depreciation on investments		(128)

Net increase in net assets resulting from operations		$7,612

See Notes to Financial Statements

Private Client Services Funds	89

Capital Group Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/16	ended 10/31/15
Operations:
Net investment income	$7,740	$7,171
Net realized gain on investments	178	460
Net unrealized depreciation on investments	(306)	(2,748)
Net increase in net assets resulting from operations	7,612	4,883

Dividends and distributions to shareholders:
Dividends from net investment income	(7,721)	(7,173)
Distributions from capital gain	(303)	—
Total dividends and distributions	(8,024)	(7,173)

Net capital share transactions	26,646	40,374

Total increase in net assets	26,234	38,084

Net assets:
Beginning of year	379,156	341,072
End of year (including undistributed net investment income: $– and $–, respectively.)	$405,390	$379,156

See Notes to Financial Statements

90	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statement of assets and liabilities

at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $155,150)		$155,797
Short-term investments, at value (cost: $21,500)		21,500
Cash		2,818
Receivables for:
Interest	1,578
Reimbursement from investment adviser	10
		1,588
Prepaid expenses		—	*
Total assets		181,703

Liabilities:
Payables for:
Purchases of investments	1,836
Repurchases of fund’s shares	1,045
Investment advisory services	154
Other accrued expenses	74
Total liabilities		3,109
Net assets at October 31, 2016:		$178,594

Net assets consist of:
Capital paid in on shares of beneficial interest		$177,916
Undistributed net investment income		—
Accumulated net realized gain		31
Net unrealized appreciation		647
Net assets at October 31, 2016		$178,594

Shares outstanding:		17,664

Net asset value per share:		$10.11

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	91

Capital Group Short-Term Municipal Fund

Statement of operations

for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Interest		$2,505

Fees and expenses:
Investment advisory services	566
Administrative and accounting services	45
Registration fees	19
Audit and tax fees	37
Transfer agent services	20
Trustees’ compensation	23
Other	13
Total fees and expenses before reimbursements	723
Less reimbursements of fees and expenses	66
Total fees and expenses after reimbursements		657
Net investment income		1,848

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		91
Net unrealized depreciation on investments		(385)
Net realized gain and unrealized depreciation on investments		(294)

Net increase in net assets resulting from operations		$1,554

See Notes to Financial Statements

92	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/16	ended 10/31/15
Operations:
Net investment income	$1,848	$1,731
Net realized gain on investments	91	45
Net unrealized depreciation on investments	(385)	(903)
Net increase in net assets resulting from operations	1,554	873

Dividends and distributions to shareholders:
Dividends from net investment income	(1,846)	(1,733)
Distributions from capital gain	(21)	(67)
Total dividends and distributions	(1,867)	(1,800)

Net capital share transactions	36,596	(12,105)

Total increase (decrease) in net assets	36,283	(13,032)

Net assets:
Beginning of year	142,311	155,343
End of year (including undistributed net investment income: $– and $–, respectively.)	$178,594	$142,311

See Notes to Financial Statements

Private Client Services Funds	93

Capital Group California Core Municipal Fund

Statement of assets and liabilities
at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $304,431)		$315,070
Short-term investments, at value (cost: $16,420)		16,420
Cash		2,843
Receivables for:
Interest	3,014
		3,014
Prepaid expenses		1
Total assets		337,348

Liabilities:
Payables for:
Purchases of investments	783
Repurchases of fund’s shares	9
Investment advisory services	294
Other accrued expenses	93
Total liabilities		1,179
Net assets at October 31, 2016:		$336,169

Net assets consist of:
Capital paid in on shares of beneficial interest		$325,247
Undistributed net investment income		—
Accumulated net realized gain		283
Net unrealized appreciation		10,639
Net assets at October 31, 2016		$336,169

Shares outstanding:		31,442

Net asset value per share:		$10.69

See Notes to Financial Statements

94	Private Client Services Funds

Capital Group California Core Municipal Fund

Statement of operations
for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Interest		$7,335

Fees and expenses:
Investment advisory services	1,122
Administrative and accounting services	88
Registration fees	7
Audit and tax fees	37
Transfer agent services	20
Trustees’ compensation	23
Other	13
Total fees and expenses before reimbursements	1,310
Less reimbursements of fees and expenses	19
Total fees and expenses after reimbursements		1,291
Net investment income		6,044

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		378
Net unrealized appreciation on investments		2,381
Net realized gain and unrealized appreciation on investments		2,759

Net increase in net assets resulting from operations		$8,803

See Notes to Financial Statements

Private Client Services Funds	95

Capital Group California Core Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/16	For the year ended 10/31/15
Operations:
Net investment income	$6,044	$5,753
Net realized gain on investments	378	107
Net unrealized appreciation (depreciation) on investments	2,381	(978)
Net increase in net assets resulting from operations	8,803	4,882

Dividends to shareholders:
Dividends from net investment income	(6,040)	(5,756)
Total dividends	(6,040)	(5,756)

Net capital share transactions	28,412	25,954

Total increase in net assets	31,175	25,080

Net assets:
Beginning of year	304,994	279,914
End of year (including undistributed net investment income: $– and $–,respectively.)	$336,169	$304,994

See Notes to Financial Statements

96	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statement of assets and liabilities
at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $110,683)		$111,535
Short-term investments, at value (cost: $2,705)		2,705
Cash		1,542
Receivables for:
Sales of investments	1,490
Sales of fund’s shares	213
Interest	1,113
Reimbursement from investment adviser	11
		2,827
Prepaid expenses		1
Total assets		118,610

Liabilities:
Payables for:
Purchases of investments	538
Repurchases of fund’s shares	46
Investment advisory services	105
Other accrued expenses	71
Total liabilities		760
Net assets at October 31, 2016:		$117,850

Net assets consist of:
Capital paid in on shares of beneficial interest		$116,946
Undistributed net investment income		—
Accumulated net realized gain		52
Net unrealized appreciation		852
Net assets at October 31, 2016		$117,850

Shares outstanding:		11,517

Net asset value per share:		$10.23

See Notes to Financial Statements

Private Client Services Funds	97

Capital Group California Short-Term Municipal Fund

Statement of operations
for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Interest		$1,607

Fees and expenses:
Investment advisory services	399
Administrative and accounting services	31
Registration fees	4
Audit and tax fees	37
Transfer agent services	20
Trustees’ compensation	23
Other	11
Total fees and expenses before reimbursements	525
Less reimbursements of fees and expenses	62
Total fees and expenses after reimbursements		463
Net investment income		1,144

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		72
Net unrealized depreciation on investments		(465)
Net realized gain and unrealized depreciation on investments		(393)

Net increase in net assets resulting from operations		$751

See Notes to Financial Statements

98	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/16	For the year ended 10/31/15
Operations:
Net investment income	$1,144	$1,251
Net realized gain on investments	72	162
Net unrealized depreciation on investments	(465)	(535)
Net increase in net assets resulting from operations	751	878

Dividends and distributions to shareholders:
Dividends from net investment income	(1,144)	(1,252)
Distributions from capital gain	(123)	(48)
Total dividends and distributions	(1,267)	(1,300)

Net capital share transactions	6,365	(25,883)

Total increase (decrease) in net assets	5,849	(26,305)

Net assets:
Beginning of year	112,001	138,306
End of year (including undistributed net investment income: $– and $–, respectively.)	$117,850	$112,001

See Notes to Financial Statements

Private Client Services Funds	99

Capital Group Core Bond Fund

Statement of assets and liabilities

at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $323,213)		$327,480
Short-term investments, at value (cost: $26,748)		26,748
Cash		27
Receivables for:
Sales of investments	10,559
Interest	1,820
Reimbursement from investment adviser	2
		12,381
Prepaid expenses		—	*
Total assets		366,636

Liabilities:
Payables for:
Purchases of investments	13,308
Repurchases of fund’s shares	639
Investment advisory services	309
Other accrued expenses	95
Total liabilities		14,351
Net assets at October 31, 2016:		$352,285

Net assets consist of:
Capital paid in on shares of beneficial interest		$346,315
Accumulated undistributed net investment income		145
Accumulated net realized gain		1,558
Net unrealized appreciation		4,267
Net assets at October 31, 2016		$352,285

Shares outstanding:		34,172

Net asset value per share:		$10.31

*	Amount less than one thousand.

See Notes to Financial Statements

100	Private Client Services Funds

Capital Group Core Bond Fund

Statement of operations

for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Interest		$6,639

Fees and expenses:
Investment advisory services	1,192
Administrative and accounting services	94
Registration fees	21
Audit and tax fees	37
Transfer agent services	21
Trustees’ compensation	23
Other	4
Total fees and expenses before reimbursements	1,392
Less reimbursements of fees and expenses	30
Total fees and expenses after reimbursements		1,362
Net investment income		5,277

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		1,800
Net unrealized appreciation on investments		2,912
Net realized gain and unrealized appreciation on investments		4,712

Net increase in net assets resulting from operations		$9,989

See Notes to Financial Statements

Private Client Services Funds	101

Capital Group Core Bond Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/16	ended 10/31/15
Operations:
Net investment income	$5,277	$5,124
Net realized gain on investments	1,800	1,005
Net unrealized appreciation (depreciation) on investments	2,912	(2,161)
Net increase in net assets resulting from operations	9,989	3,968

Dividends and distributions to shareholders:
Dividends from net investment income	(5,227)	(5,130)
Distributions from capital gain	(922)	(748)
Total dividends and distributions	(6,149)	(5,878)

Net capital share transactions	13,891	26,219

Total increase in net assets	17,731	24,309

Net assets:
Beginning of year	334,554	310,245
End of year (including undistributed net investment income: $145 and $62, respectively.)	$352,285	$334,554

See Notes to Financial Statements

102	Private Client Services Funds

Capital Group Global Equity Fund

Statement of assets and liabilities

at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $391,825)		$468,535
Short-term investments, at value (cost: $11,948)		11,948
Cash		32
Foreign currency, at value (cost: $–)*		—	*
Receivables for:
Sales of investments	4,915
Dividends	805
Reimbursement from investment adviser	2
		5,722
Prepaid expenses		—	*
Total assets		486,237

Liabilities:
Payables for:
Purchases of investments	3,484
Repurchases of fund’s shares	89
Unified Management fees	1,058
Other accrued expenses	9
Total liabilities		4,640
Net assets at October 31, 2016:		$481,597

Net assets consist of:
Capital paid in on shares of beneficial interest		$399,223
Accumulated undistributed net investment income		5,996
Accumulated net realized loss		(313)
Net unrealized appreciation		76,691
Net assets at October 31, 2016		$481,597

Shares outstanding:		38,064

Net asset value per share:		$12.65

*	Amount less than one thousand.

See Notes to Financial Statements

Private Client Services Funds	103

Capital Group Global Equity Fund

Statement of operations

for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $543)	$12,005
Interest	86		12,091

Fees and expenses:
Unified Management fees	4,123
Trustees’ compensation	23
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	4,148
Less reimbursements of fees and expenses	25
Total fees and expenses after reimbursements			4,123
Net investment income			7,968

Net realized gain (loss) and unrealized (depreciation) on investments and currency:
Net realized gain on investments			140
Net realized loss on currency			(47)
Net unrealized depreciation on investments			(2,629)
Net unrealized depreciation on currency translations			(— )*
Net realized gain and unrealized depreciation on investments and currency			(2,536)

Net increase in net assets resulting from operations			$5,432

*	Amount less than one thousand.

See Notes to Financial Statements

104	Private Client Services Funds

Capital Group Global Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/16	For the year ended 10/31/15
Operations:
Net investment income	$7,968	$6,850
Net realized gain on investments and currency	93	17,601
Net unrealized depreciation on investments and currency	(2,629)	(18,475)
Net increase in net assets resulting from operations	5,432	5,976

Dividends and distributions to shareholders:
Dividends from net investment income	(6,944)	(5,230)
Distributions from capital gain	(15,930)	(5,575)
Total dividends and distributions	(22,874)	(10,805)

Net capital share transactions	1,358	(7,650)

Total decrease in net assets	(16,084)	(12,479)

Net assets:
Beginning of year	497,681	510,160
End of year (including undistributed net investment income: $5,996 and $5,672, respectively.)	$481,597	$497,681

See Notes to Financial Statements

Private Client Services Funds	105

Capital Group International Equity Fund

Statement of assets and liabilities

at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $1,185,743)		$1,325,437
Short-term investments, at value (cost: $38,900)		38,900
Cash		17
Foreign currency, at value (cost: $431)		419
Receivables for:
Sales of investments	4,069
Sales of fund’s shares	1,450
Dividends	3,613
Reimbursement from investment adviser	2
		9,134
Prepaid expenses		—	*
Total assets		1,373,907

Liabilities:
Payables for:
Purchases of investments	4,813
Repurchases of fund’s shares	501
Unified Management fees	2,998
Other accrued expenses	8
Total liabilities		8,320
Net assets at October 31, 2016:		$1,365,587

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,305,012
Accumulated undistributed net investment income		18,624
Accumulated net realized loss		(97,551)
Net unrealized appreciation		139,502
Net assets at October 31, 2016		$1,365,587

Shares outstanding:		121,645

Net asset value per share:		$11.23

*	Amount less than one thousand.

See Notes to Financial Statements

106	Private Client Services Funds

Capital Group International Equity Fund

Statement of operations

for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,004)	$30,661
Interest	222	30,883

Fees and expenses:
Unified Management fees	11,462
Trustees’ compensation	23
Legal fees	2
Other	1
Total fees and expenses before reimbursements	11,488
Less reimbursements of fees and expenses	25
Total fees and expenses after reimbursements		11,463

Net investment income		19,420

Net realized loss and unrealized appreciation (depreciation) on investments and currency:
Net realized loss on investments		(40,328)
Net realized loss on currency		(98)
Net unrealized appreciation on investments		10,860
Net unrealized depreciation on currency translations		(41)
Net realized loss and unrealized appreciation on investments and currency		(29,607)

Net decrease in net assets resulting from operations		$(10,187)

See Notes to Financial Statements

Private Client Services Funds	107

Capital Group International Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year	For the year
	ended 10/31/16	ended 10/31/15
Operations:
Net investment income	$19,420	$15,610
Net realized loss on investments and currency	(40,426)	(28,939)
Net unrealized appreciation on investments and currency	10,819	23,771
Net (decrease) increase in net assets resulting from operations	(10,187)	10,442

Dividends to shareholders:
Dividends from net investment income	(15,606)	(19,733)
Total dividends	(15,606)	(19,733)

Net capital share transactions	58,562	(309,785)

Total increase (decrease) in net assets	32,769	(319,076)

Net assets:
Beginning of year	1,332,818	1,651,894
End of year (including undistributed net investment income: $18,624 and $14,909, respectively.)	$1,365,587	$1,332,818

See Notes to Financial Statements

108	Private Client Services Funds

Capital Group U.S. Equity Fund

Statement of assets and liabilities

at October 31, 2016

(dollars and shares in thousands, except per share amounts)

Assets:
Investment securities, at value (cost: $157,890)		$201,512
Short-term investments, at value (cost: $8,200)		8,200
Cash		26
Receivables for:
Dividends	340
Reimbursement from investment adviser	2
		342
Total assets		210,080

Liabilities:
Payables for:
Purchases of investments	60
Repurchases of fund’s shares	2
Unified Management fees	351
Other accrued expenses	7
Total liabilities		420
Net assets at October 31, 2016:		$209,660

Net assets consist of:
Capital paid in on shares of beneficial interest		$157,226
Undistributed net investment income		—
Accumulated net realized gain		8,812
Net unrealized appreciation		43,622
Net assets at October 31, 2016		$209,660

Shares outstanding:		10,599

Net asset value per share:		$19.78

See Notes to Financial Statements

Private Client Services Funds	109

Capital Group U.S. Equity Fund

Statement of operations

for the year ended October 31, 2016

(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $33)	$4,642
Interest	27		4,669

Fees and expenses:
Unified Management fees	1,302
Trustees’ compensation	23
Legal fees	2
Other	—	*
Total fees and expenses before reimbursements	1,327
Less reimbursements of fees and expenses	25
Total fees and expenses after reimbursements			1,302
Net investment income			3,367

Net realized gain (loss) and unrealized depreciation on investments and currency:
Net realized gain on investments			9,134
Net realized loss on currency			(—	)*
Net unrealized depreciation on investments			(3,494)
Net realized gain and unrealized depreciation on investments and currency			5,640

Net increase in net assets resulting from operations			$9,007

*	Amount less than one thousand.

See Notes to Financial Statements

110	Private Client Services Funds

Capital Group U.S. Equity Fund

Statements of changes in net assets

(dollars in thousands)

	For the year ended 10/31/16	For the year ended 10/31/15
Operations:
Net investment income	$3,367	$2,582
Net realized gain on investments and currency	9,134	6,821
Net unrealized depreciation on investments	(3,494)	(1,849)
Net increase in net assets resulting from operations	9,007	7,554

Dividends and distributions to shareholders:
Dividends from net investment income	(3,101)	(2,369)
Distributions from capital gain	(6,581)	(6,835)
Total dividends and distributions	(9,682)	(9,204)

Net capital share transactions	12,361	7,361

Total increase in net assets	11,686	5,711

Net assets:
Beginning of year	197,974	192,263
End of year (including undistributed net investment income: $– and $–,respectively.)	$209,660	$197,974

See Notes to Financial Statements

Private Client Services Funds	111

Capital Group Private Client Services Funds

Notes to financial statements

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements have been prepared to comply with U.S generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

112	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that

Private Client Services Funds	113

Capital Group Private Client Services Funds

Notes to financial statements (continued)

trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of October 31, 2016 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group Core Municipal Fund
Bonds & notes Municipals	$—	$384,626	$—	$384,626
Corporate bonds & notes	—	456	—	456
Short-term securities	—	23,220	—	23,220
Total	$—	$408,302	$—	$408,302

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$155,797	$—	$155,797
Short-term securities	—	21,500	—	21,500
Total	$—	$177,297	$—	$177,297

Capital Group California Core Municipal Fund
Bonds & notes	$—	$315,070	$—	$315,070
Short-term securities	—	16,420	—	16,420
Total	$—	$331,490	$—	$331,490

114	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$111,535	$—	$111,535
Short-term securities	—	2,705	—	2,705
Total	$—	$114,240	$—	$114,240

Capital Group Core Bond Fund
Bonds, notes & other debt investments U.S. government & government agency bonds & notes	$—	$174,115	$—	$174,115
Mortgage-backed obligations	—	29,245	—	29,245
Corporate bonds & notes	—	91,852	—	91,852
Municipals	—	5,519	—	5,519
Government & government agency bonds & notes outside the U.S.	—	2,108	—	2,108
Asset-backed obligations	—	24,641	—	24,641
Short-term securities	—	26,748	—	26,748
Total	$—	$354,228	$—	$354,228

Capital Group Global Equity Fund
Common Stocks[1,2]	$468,535	$—	$—	$468,535
Short-term securities	—	11,948	—	11,948
Total	$468,535	$11,948	$—	$480,483

Capital Group International Equity Fund
Common Stocks[1,3]	$1,321,512	$—	$—	$1,321,512
Preferred Securities	3,925	—	—	3,925
Short-term securities	—	38,900	—	38,900
Total	$1,325,437	$38,900	$—	$1,364,337

Capital Group U.S. Equity Fund
Common Stocks[1]	$201,512	$—	$—	$201,512
Short-term securities	—	8,200	—	8,200
Total	$201,512	$8,200	$—	$209,712

1	The level classification by major category of investments is the same as the category presentation in the Schedule of investments.
2	Investment securities with a value of $180,340,000, which represented 37.45% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
3	Investment securities with a value of $1,115,668,000, which represented 81.70% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Private Client Services Funds	115

Capital Group Private Client Services Funds

Notes to financial statements (continued)

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline –sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

116	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls – Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Private Client Services Funds	117

Capital Group Private Client Services Funds

Notes to financial statements (continued)

6. Taxation and distributions

Federal income taxation – The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2016, the funds did not have a liability for any unrecognized tax benefits. The funds recognized interest and penalties, if any, related to unrecognized tax benefit as income tax expense in the statement of operations. During the year, the funds did not incur any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table below, Capital Group International Equity Fund had a capital loss carryforward available at October 31, 2016. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

118	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2016 the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2016:

Undistributed ordinary income	$—	$31	$—	$—	$1,044	$5,999	$18,625	$—
Undistributed long- term capital gain	144	—	284	52	718	—	—	8,959
Capital loss carryforward No expiration	—	—	—	—	—	—	(95,059)	—
	$—	$—	$—	$—	$—	$—	$(95,059)	$—
Capital loss carryforwards utilized	$—	$—	$54	$—	$—	$—	$—	$—

Private Client Services Funds	119

Capital Group Private Client Services Funds

Notes to financial statements (continued)

As of October 31, 2016, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short- Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short- Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Reclassification (from) to distributions in excess of/undistributed net investment income (to) from accumulated net realized loss/undistributed net realized gain	$—	$—	$—	$— *	$33	$(333)	$(99)	$(179)
Reclassification to (from) distributions in excess of/undistributed net investment income (to) from capital paid in on shares of beneficial interest	(19)	(2)	(4)	—	—	(367)	—	(87)
Reclassification (from) to accumulated net realized loss / undistributed net realized gain (to) from capital paid in on shares of beneficial interest	(34)	(60)	(42)	(20)	(110)	(227)	—	(410)
Gross unrealized appreciation on investment securities	$9,465	$1,015	$10,963	$1,004	$5,543	$85,036	$191,069	$45,445
Gross unrealized depreciation on investment securities	(715)	(368)	(324)	(152)	(1,336)	(8,639)	(53,866)	(1,971)
Net unrealized appreciation on investment securities	$8,750	$647	$10,639	$852	$4,207	$76,397	$137,203	$43,474
Cost of investments securities	$399,552	$176,650	$320,851	$113,388	$350,021	$404,086	$1,227,134	$166,238

*	Amount less than one thousand.

120	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The tax character of distributions paid during the funds’ year ended October 31, 2016 and the funds’ year ended October 31, 2015, the most recently completed tax year, were as follows (dollars in thousands):

	Year ended October 31, 2016				Year ended October 31, 2015
	Tax-Exempt	Ordinary Income		Long-Term Capital Gains	Tax-Exempt	Ordinary Income		Long-Term Capital Gains
Capital Group Core Municipal Fund	$7,720	$1		$303	$7,158	$14		$1
Capital Group Short-Term Municipal Fund	1,846	1		20	1,733	—	*	67
Capital Group California Core Municipal Fund	6,040	—	*	—	5,748	8		—
Capital Group California Short-Term Municipal Fund	1,144	—	*	123	1,252	—	*	48
Capital Group Core Bond Fund	—	5,532		617	—	5,500		379
Capital Group Global Equity Fund	—	6,944		15,930	—	5,230		5,575
Capital Group International Equity Fund	—	15,606		—	—	19,733		—
Capital Group U.S. Equity Fund	—	3,101		6,581	—	2,369		6,835

*	Amount less than one thousand.

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through January 1, 2017, to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group International Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services – The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each fixed income fund is 0.35% of the average daily net assets of the fund. For the services it provides to Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the average daily net assets of the funds. The unified management fee for Capital Group U.S. Equity Fund is 0.65% of the average

Private Client Services Funds	121

Capital Group Private Client Services Funds

Notes to financial statements (continued)

daily net assets of the fund. The unified management fee for Capital Group Global Equity Fund and Capital Group International Equity Fund is 0.85% of the average daily net assets of each fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest, compensation, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the funds, which are currently reimbursed by the advisor. A portion of the funds’ management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American funds Distributors, ® Inc. (the “Distributor”) is the principal underwriter of each fund’s shares. The Distributor does not receive any compensation related to the sale of shares of the funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Security transactions with related funds — The Trust’s five fixed-income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2016, such purchase and sale transactions occurred between Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund and related funds in the amounts of $1,407,000, $2,519,000 and $1,864,000, respectively, for purchases and $6,152,000, $3,005,000 and $213,000, respectively, for sales.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Capital Group Core Municipal Fund	$72,380	6,853	$5,421	515	$(51,155)	(4,848)	$26,646	2,520

Capital Group Short-Term Municipal Fund	141,327	13,929	1,377	136	(106,108)	(10,457)	36,596	3,608

Capital Group California Core Municipal Fund	61,473	5,723	3,866	361	(36,927)	(3,441)	28,412	2,643

Capital Group California Short- Term Municipal Fund	35,087	3,413	928	91	(29,650)	(2,884)	6,365	620

122	Private Client Services Funds

Capital Group Private Client Services Funds

Notes to financial statements (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Capital Group Core Bond Fund	$50,573	4,927	$4,540	444	$(41,222)	(4,029)	$13,891	1,342

Capital Group Global Equity Fund	62,500	5,089	18,674	1,494	(79,816)	(6,413)	1,358	170

Capital Group International Equity Fund	475,681	43,766	2,021	178	(419,140)	(38,212)	58,562	5,732

Capital Group U.S. Equity Fund	24,876	1,297	8,642	446	(21,157)	(1,101)	12,361	642

Year ended October 31, 2015

Capital Group Core Municipal Fund	$75,222	7,157	$4,593	438	$(39,441)	(3,755)	$40,374	3,840

Capital Group Short-Term Municipal Fund	63,240	6,239	1,303	129	(76,648)	(7,563)	(12,105)	(1,195)

Capital Group California Core Municipal Fund	58,998	5,571	3,673	347	(36,717)	(3,471)	25,954	2,447

Capital Group California Short-Term Municipal Fund	38,075	3,703	1,004	98	(64,962)	(6,323)	(25,883)	(2,522)

Capital Group Core Bond Fund	62,706	6,117	4,272	417	(40,759)	(3,980)	26,219	2,554

Capital Group Global Equity Fund	73,619	5,498	8,308	632	(89,577)	(6,692)	(7,650)	(562)

Capital Group International Equity Fund	495,615	42,405	1,930	169	(807,330)	(69,521)	(309,785)	(26,947)

Capital Group U.S. Equity Fund	28,864	1,453	8,247	424	(29,750)	(1,481)	7,361	396

Private Client Services Funds	123

Capital Group Private Client Services Funds

Notes to financial statements (continued)

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

9. Investment transactions

The funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the funds’ year ended October 31, 2016, as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$—	$91,426	$—	$67,807

Capital Group Short-Term Municipal Fund	—	61,943	—	33,671

Capital Group California Core Municipal Fund	—	55,205	—	33,798

Capital Group California Short-Term Municipal Fund	—	28,657	—	19,527

Capital Group Core Bond Fund	237,239	68,166	222,528	53,184

Capital Group Global Equity Fund	—	166,651	—	178,405

Capital Group International Equity Fund	—	374,386	—	276,599

Capital Group U.S. Equity Fund	—	67,360	—	58,957

10. Advisory platform concentration

Most of the shares of Capital Group International Equity fund are held through a single advisory platform (more than 87% of the fund as of October 31, 2016). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

124	Private Client Services Funds

Capital Group Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$10.49	$10.56	$10.44	$10.64	$10.29

Income from investment operations:
Net investment income[1]	0.21	0.21	0.21	0.21	0.21
Net realized and unrealized gains (losses) on securities	(—)[2]	(0.07)	0.12	(0.20)	0.35
Total from investment operations	0.21	0.14	0.33	0.01	0.56

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.21)	(0.21)
Distributions from capital gain	(0.01)	—	—	—	—
Total dividends and distributions	(0.22)	(0.21)	(0.21)	(0.21)	(0.21)

Net asset value, end of year	$10.48	$10.49	$10.56	$10.44	$10.64

Total return[3]	1.97%	1.31%	3.18%	0.10%	5.46%

Net assets, end of year (in millions)	$405	$379	$341	$299	$292

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.97%	1.97%	2.00%	2.00%	1.98%

Portfolio turnover rate	18%	16%	9%	18%	13%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Private Client Services Funds	125

Capital Group Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$10.12	$10.19	$10.21	$10.32	$10.19

Income from investment operations:
Net investment income[1]	0.12	0.12	0.13	0.14	0.14
Net realized and unrealized (losses) gains on securities	(0.01)	(0.07)	(0.01)	(0.07)	0.13
Total from investment operations	0.11	0.05	0.12	0.07	0.27

Dividends and distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.13)	(0.14)	(0.14)
Distributions from capital gain	(—)[2]	(—)[2]	(0.01)	(0.04)	—
Total dividends and distributions	(0.12)	(0.12)	(0.14)	(0.18)	(0.14)

Net asset value, end of year	$10.11	$10.12	$10.19	$10.21	$10.32

Total return[3]	1.06%	0.51%	1.20%	0.66%	2.63%

Net assets, end of year (in millions)	$179	$142	$155	$136	$124

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.45%	0.46%	0.45%	0.44%	0.46%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.14%	1.15%	1.24%	1.34%	1.32%

Portfolio turnover rate	24%	27%	20%	18%	25%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

126	Private Client Services Funds

Capital Group California Core Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$10.59	$10.62	$10.40	$10.65	$10.25

Income from investment operations:
Net investment income[1]	0.21	0.21	0.20	0.20	0.21
Net realized and unrealized gains (losses) on securities	0.09	(0.03)	0.22	(0.20)	0.40
Total from investment operations	0.30	0.18	0.42	—	0.61

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.20)	(0.21)	(0.21)
Distributions from capital gain	—	—	—	(0.04)	(—)[2]
Total dividends and distributions	(0.20)	(0.21)	(0.20)	(0.25)	(0.21)

Net asset value, end of year	$10.69	$10.59	$10.62	$10.40	$10.65

Total return[3]	2.86%	1.68%	4.08%	(0.04)%	5.99%

Net assets, end of year (in millions)	$336	$305	$280	$227	$208

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.89%	1.95%	1.92%	1.93%	1.99%

Portfolio turnover rate	11%	13%	18%	17%	21%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

Private Client Services Funds	127

Capital Group California Short-Term Municipal Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$10.28	$10.31	$10.27	$10.32	$10.12

Income from investment operations:
Net investment income[1]	0.10	0.10	0.09	0.09	0.09
Net realized and unrealized (losses) gains on securities	(0.04)	(0.03)	0.04	(0.04)	0.20
Total from investment operations	0.06	0.07	0.13	0.05	0.29

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.10)	(0.09)	(0.09)	(0.09)
Distributions from capital gain	(0.01)	(—)[2]	(—)[2]	(0.01)	(—)[2]
Total dividends and distributions	(0.11)	(0.10)	(0.09)	(0.10)	(0.09)

Net asset value, end of year	$10.23	$10.28	$10.31	$10.27	$10.32

Total return[3]	0.63%	0.74%	1.30%	0.48%	2.96%

Net assets, end of year (in millions)	$118	$112	$138	$115	$107

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.46%	0.44%	0.44%	0.47%
Ratio of expenses to average net assets after reimbursement[3]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[3]	1.00%	0.98%	0.89%	0.91%	0.92%

Portfolio turnover rate	19%	23%	19%	9%	14%

[1]	Based on average shares outstanding.
[2]	Amount less than $0.01.
[3]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

128	Private Client Services Funds

Capital Group Core Bond Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$10.19	$10.25	$10.24	$10.62	$10.40

Income from investment operations:
Net investment income[1]	0.16	0.16	0.16	0.15	0.17
Net realized and unrealized gains (losses) on securities	0.15	(0.04)	0.04	(0.22)	0.23
Total from investment operations	0.31	0.12	0.20	(0.07)	0.40

Dividends and distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.16)	(0.15)	(0.17)
Distributions from capital gain	(0.03)	(0.02)	(0.03)	(0.16)	(0.01)
Total dividends and distributions	(0.19)	(0.18)	(0.19)	(0.31)	(0.18)

Net asset value, end of year	$10.31	$10.19	$10.25	$10.24	$10.62

Total return[2]	3.03%	1.25%	1.95%	(0.69)%	3.92%

Net assets, end of year (in millions)	$352	$335	$310	$296	$296

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.41%	0.42%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets after reimbursement[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[2]	1.55%	1.59%	1.57%	1.43%	1.63%

Portfolio Turnover Rate[3]:
Including mortgage dollar roll transactions	86%	126%	137%	192%	134%
Excluding mortgage dollar roll transactions	58%	87%	— [4]	— [4]	— [4]

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[3]	Refer to Note 5 for more information on mortgage dollar rolls.
[4]	Not available.

Private Client Services Funds	129

Capital Group Global Equity Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$13.13	$13.27	$12.43	$9.99	$9.18

Income from investment operations:
Net investment income[1]	0.20	0.18	0.14	0.12	0.14
Net realized and unrealized (losses) gains on securities	(0.08)	(0.03)	0.80	2.45	0.71
Total from investment operations	0.12	0.15	0.94	2.57	0.85

Dividends and distributions:
Dividends from net investment income	(0.18)	(0.14)	(0.10)	(0.13)	(0.04)
Distributions from capital gain	(0.42)	(0.15)	—	—	—
Total dividends and distributions	(0.60)	(0.29)	(0.10)	(0.13)	(0.04)

Net asset value, end of year	$12.65	$13.13	$13.27	$12.43	$9.99

Total return[2]	1.04%	1.10%	7.60%	26.10%	9.19%

Net assets, end of year (in millions)	$482	$498	$510	$412	$205

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.86%	0.86%	0.85%	0.86%	0.86%
Ratio of expenses to average net assets after reimbursement[2]	0.85%	0.85%	0.85%[3]	0.85%	0.85%
Ratio of net investment income to average net assets[2]	1.64%	1.34%	1.09%	1.09%	1.47%

Portfolio turnover rate	36%	39%	29%	25%	35%

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[3]	Reimbursement was less than 0.005%.

130	Private Client Services Funds

Capital Group International Equity Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$11.50	$11.56	$11.72	$9.74	$9.08

Income from investment operations:
Net investment income[1]	0.16	0.13	0.16	0.15	0.13
Net realized and unrealized (losses) gains on securities	(0.30)	(0.05)	(0.23)	1.88	0.58
Total from investment operations	(0.14)	0.08	(0.07)	2.03	0.71

Dividends and distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.09)	(0.05)	(0.05)
Total dividends and distributions	(0.13)	(0.14)	(0.09)	(0.05)	(0.05)

Net asset value, end of year	$11.23	$11.50	$11.56	$11.72	$9.74

Total return[2]	(1.20)%	0.69%	(0.62)%	20.93%	7.91%

Net assets, end of year (in millions)	$1,366	$1,333	$1,652	$989	$256

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.85%	0.85%	0.85%	0.85%	0.86%
Ratio of expenses to average net assets after reimbursement[2]	0.85%[3]	0.85%[3]	0.85%[3]	0.85%[3]	0.85%
Ratio of net investment income to average net assets[2]	1.44%	1.11%	1.35%	1.44%	1.38%

Portfolio turnover rate	21%	34%	33%	25%	17%

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[3]	Reimbursement was less than 0.005%.

Private Client Services Funds	131

Capital Group U.S. Equity Fund

Financial highlights

(for a share outstanding throughout each year)

	For the year ended
	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Selected per share data:

Net asset value, beginning of year	$19.88	$20.11	$18.33	$14.75	$14.32

Income from investment operations:
Net investment income[1]	0.33	0.26	0.25	0.20	0.22
Net realized and unrealized gains on securities	0.55	0.46	2.05	3.61	1.20
Total from investment operations	0.88	0.72	2.30	3.81	1.42

Dividends and distributions:
Dividends from net investment income	(0.30)	(0.24)	(0.24)	(0.22)	(0.17)
Distributions from capital gain	(0.68)	(0.71)	(0.28)	(0.01)	(0.82)
Total dividends and distributions	(0.98)	(0.95)	(0.52)	(0.23)	(0.99)

Net asset value, end of year	$19.78	$19.88	$20.11	$18.33	$14.75

Total return[2]	4.58%	3.75%	12.78%	26.06%	10.81%

Net assets, end of year (in millions)	$210	$198	$192	$167	$103

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%	0.67%	0.66%	0.66%	0.67%
Ratio of expenses to average net assets after reimbursement[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[2]	1.68%	1.31%	1.30%	1.22%	1.52%

Portfolio turnover rate	31%	29%	27%	25%	53%

[1]	Based on average shares outstanding.
[2]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.

132	Private Client Services Funds

Capital Group Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Group Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Group Private Client Services Funds (the “Trust”) comprising the Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund, and Capital Group U.S. Equity Fund, including the schedules of investments, as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Group Private Client Services Funds as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 16, 2016

Private Client Services Funds	133

Capital Group Private Client Services Funds

Tax Information (unaudited)

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The Funds hereby designate the following amounts for the year ended October 31, 2016.

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Long-term capital gains	$337,000	$21,000	$—	$144,000
Exempt Interest dividends	99.99%	99.97%	100%	100%

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Long-term capital gains	$618,000	$16,141,000	$—	$6,992,000
Foreign taxes (per share)	—	0.01	0.02	—
Foreign source income (per share)	—	0.19	0.28	—
Qualified dividend income	—	100%	100%	100%
Corporate dividends received deduction	—	$4,934,000	—	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

134	Private Client Services Funds

Capital Group Private Client Services Funds

Expense example (unaudited)

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 through October 31, 2016).

Actual expenses:

The first line of each fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2016	Ending account value 10/31/2016	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$1,003.10	$2.01	0.40%
assumed 5% return	1,000.00	1,023.10	2.03	0.40%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,002.90	2.01	0.40%
assumed 5% return	1,000.00	1,023.10	2.03	0.40%
Capital Group California Core Municipal Fund
actual return	1,000.00	1,004.60	2.02	0.40%
assumed 5% return	1,000.00	1,023.10	2.03	0.40%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,000.00	2.01	0.40%
assumed 5% return	1,000.00	1,023.10	2.03	0.40%
Capital Group Core Bond Fund
actual return	1,000.00	1,009.50	2.02	0.40%
assumed 5% return	1,000.00	1,023.10	2.03	0.40%
Capital Group Global Equity Fund
actual return	1,000.00	1,029.30	4.34	0.85%
assumed 5% return	1,000.00	1,020.90	4.32	0.85%

Private Client Services Funds	135

Capital Group Private Client Services Funds

Expense example (unaudited) (continued)

	Beginning account value	Ending account value	Expenses paid during	Annualized expense
	5/1/2016	10/31/2016	period*	ratio
Capital Group International Equity Fund
actual return	1,000.00	1,009.90	4.29	0.85%
assumed 5% return	1,000.00	1,020.90	4.32	0.85%
Capital Group U.S. Equity Fund
actual return	1,000.00	1,028.70	3.31	0.65%
assumed 5% return	1,000.00	1,021.90	3.30	0.65%

*	Expenses are equal to the fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

136	Private Client Services Funds

Capital Group Private Client Services Funds

Trustees and other officers

“Independent” Trustees1

Name, year of birth and position with funds	Year first elected as a trustee[2]	Principal occupation(s) during the past five years	Number of portfolios overseen in fund complex by trustee	Other directorships[3] held by trustee
Joseph C. Berenato, 1946 Trustee	2015	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	Ducommun Incorporated
Richard G. Capen, Jr., 1934	2009	Corporate director and author	10	None
Vanessa C. L. Chang, 1952 Trustee	2015	Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.
H. Frederick Christie, 1933 Trustee	2009	Private investor	10	None
Richard G. Newman, 1934 Chairman of the Board (Independent and Non-Executive)	2009	Founder and Chairman Emeritus, AECOM Technology Corporation (global engineering, consulting and professional technical services)	10	None

Private Client Services Funds	137

Capital Group Private Client Services Funds

Trustees and other officers

“Interested” trustees4

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Guardian Trust Company or its affiliates. This management role with the funds’ service providers also permits them to make a significant contribution to the funds’ board.

Name, year of birth and position with funds	Year first elected as a director/officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds	Number of portfolios overseen in fund complex by trustee	Other directorships[3] held by trustee
Paul F. Roye, 1953 Vice Chairman of the Board	2009	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company[6]	11	None

138	Private Client Services Funds

Capital Group Private Client Services Funds

Trustees and other officers

Other officers5

Name, year of birth and position with funds	Year first elected an officer[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
John S. Armour, 1957 President	2013	President – Private Client Services Division, Capital Bank and Trust Company[6]
John R. Queen, 1965 Senior Vice President	2009	Senior Vice President – Private Client Services Division, Capital Bank and Trust Company[6]; Vice President – Capital Fixed Income Investors, Capital Research and Management Company[6]
William L. Robbins, 1968 Senior Vice President	2014	Partner– Capital International Investors, Capital Research and Management Company[6]
Mark Marinella, 1958 Vice President	2016	Vice President – Capital Fixed Income Investors, Capital Research and Management Company[6]
Timothy W. McHale, 1978 Vice President	2009	Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company[6]; Secretary – American Funds Distributors, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company[6]
Gregory F. Niland, 1971 Treasurer	2014	Vice President – Investment Operations, Capital Research and Management Company[6]
Susan K. Countess, 1966 Assistant Secretary	2012	Associate – Fund Business Management Group, Capital Research and Management Company[6]
Brian Janssen, 1972 Assistant Treasurer	2014	Vice President – Investment Operations, Capital Research and Management Company[6]

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than the funds) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.
[4]	The term “interested” trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds’ investment adviser, Capital Guardian Trust Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the officers listed, except Mark Marinella and William L. Robbins, are officers of one or more of the other funds for which Capital Guardian Trust Company serves as Investment Adviser.
[6]	Company affiliated with Capital Guardian Trust Company.

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling Capital Group Private Client Services at 800-421-4996 or by visiting the funds website at capitalpcsfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Private Client Services Funds	139

Capital Group Private Client Services Funds

Offices of the funds

Capital Guardian Trust Company
6455 Irvine Center Drive
Irvine, CA 92618

Offices of the investment adviser

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Fund accounting and administration

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Costa Mesa, CA 92626

Transfer agent

State Street Bank and Trust
Company One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, Twenty-Second Floor
Los Angeles, CA 90071-3132

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds, which describe how we vote proxies relating to portfolio securities, is available upon request by calling Capital Group Private Client Services at 800-421-4996. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

140	Private Client Services Funds

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2015	$252,000
2016	$260,000

b) Audit-Related Fees:
2015	None
2016	None

c) Tax Fees:
2015	$56,000
2016	$58,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2015	None
2016	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2015	$323,000
2016	$78,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $461,000 for fiscal year 2015 and $209,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By _/s/_John S. Armour_____________________
John S. Armour, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/_John S. Armour_____________________
John S. Armour, President and Principal Executive Officer

Date: December 27, 2016

By _/s/_Gregory F. Niland_____________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 27, 2016